Schedule of Investments (unaudited)
October 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 6.4%
Abacus Group	214,246	$168,366
Abacus Storage King	1,144,138	1,050,992
AGL Energy Ltd.	627,539	3,801,422
ALS Ltd.	525,129	7,453,002
AMP Ltd.	3,172,929	3,701,856
Ampol Ltd.	202,520	4,068,554
Ansell Ltd.	137,398	3,282,464
ANZ Group Holdings Ltd.	2,596,061	62,180,077
APA Group	1,122,106	6,739,293
ARB Corp. Ltd.	106,385	2,500,807
Aristocrat Leisure Ltd.	510,072	21,104,294
ASX Ltd.	172,420	6,361,762
Atlas Arteria Ltd.	1,206,203	3,831,854
AUB Group Ltd.	133,338	3,220,837
Aurizon Holdings Ltd.	1,456,248	3,267,081
Bank of Queensland Ltd.	700,817	3,144,498
Bapcor Ltd.	488,978	807,683
Beach Energy Ltd.	2,425,309	1,970,652
Bega Cheese Ltd.	317,374	1,101,529
Bellevue Gold Ltd.(a)	2,040,106	1,564,349
Bendigo & Adelaide Bank Ltd.	579,404	4,792,812
BHP Group Ltd.	4,474,822	127,569,103
BlueScope Steel Ltd.	453,692	6,787,751
Brambles Ltd.	1,245,402	20,237,242
Breville Group Ltd.	138,548	2,688,283
BWP Property Group Ltd.	505,907	1,272,340
Capricorn Metals Ltd.(a)	477,953	4,024,439
CAR Group Ltd.	356,020	8,312,861
Catalyst Metals Ltd.(a)	285,768	1,264,020
Challenger Ltd.	514,125	3,129,451
Champion Iron Ltd.	524,126	1,895,495
Charter Hall Group	508,557	7,469,027
Charter Hall Long Wale REIT	973,638	2,708,797
Charter Hall Retail REIT	549,040	1,479,638
Cleanaway Waste Management Ltd.	2,464,750	4,108,832
Cochlear Ltd.	60,517	11,361,448
Codan Ltd.	110,108	2,607,464
Coles Group Ltd.	1,153,228	16,632,492
Commonwealth Bank of Australia	1,482,723	166,368,924
Computershare Ltd.	501,337	11,976,721
Corporate Travel Management Ltd.	107,918	1,134,715
Credit Corp. Group Ltd.	61,934	581,017
Cromwell Property Group	1,274,799	387,774
CSL Ltd.	423,642	49,369,671
Deterra Royalties Ltd.	771,202	2,056,036
Dexus	927,841	4,423,734
Domino's Pizza Enterprises Ltd.	62,244	745,404
Downer EDI Ltd.	746,046	3,768,294
DroneShield Ltd.(a)	843,470	2,106,351
Dyno Nobel Ltd.	2,026,105	4,263,683
Eagers Automotive Ltd.	222,963	4,961,672
Endeavour Group Ltd./Australia	1,357,570	3,247,922
Evolution Mining Ltd.	1,780,394	12,599,072
Flight Centre Travel Group Ltd.	219,758	1,767,858
Fortescue Ltd.	1,478,215	20,557,873
Genesis Minerals Ltd.(a)	1,186,897	4,515,664
Goodman Group	1,803,187	38,891,452
GPT Group (The)	1,766,122	6,203,505
GrainCorp Ltd., Class A	215,305	1,245,330
Greatland Resources Ltd.(a)	498,093	2,404,716
Security	Shares	Value
Australia (continued)
Growthpoint Properties Australia Ltd.	240,639	$403,131
Harvey Norman Holdings Ltd.	812,142	3,838,260
HMC Capital Ltd.	269,583	545,631
HomeCo Daily Needs REIT	1,596,521	1,425,998
HUB24 Ltd.	88,809	6,617,697
IDP Education Ltd.	307,633	1,127,681
IGO Ltd.(a)	709,610	2,488,183
Iluka Resources Ltd.	433,174	1,958,452
Ingenia Communities Group	380,047	1,396,652
Insignia Financial Ltd.(a)	580,224	1,719,767
Insurance Australia Group Ltd.	2,078,791	10,686,728
IPH Ltd.	239,930	578,518
IRESS Ltd.	164,927	954,975
James Hardie Industries PLC(a)	519,271	10,936,228
JB Hi-Fi Ltd.	111,061	7,597,276
Lendlease Corp. Ltd.	648,213	2,350,666
Liontown Resources Ltd.(a)	1,967,439	1,509,047
Lottery Corp. Ltd. (The)	2,243,316	8,069,244
Lovisa Holdings Ltd.	69,045	1,633,505
Lynas Rare Earths Ltd.(a)	790,344	7,879,226
Macquarie Group Ltd.	316,427	45,133,427
Magellan Financial Group Ltd.	144,768	909,921
Medibank Pvt Ltd.	2,386,516	7,616,540
Megaport Ltd.(a)	246,974	2,652,825
Mesoblast Ltd.(a)(b)	988,990	1,616,309
Metcash Ltd.	1,374,582	3,423,978
Mineral Resources Ltd.(a)(b)	162,408	5,129,249
Mirvac Group	3,473,710	5,229,417
Monadelphous Group Ltd.	108,098	1,643,007
Myer Holdings Ltd.	1,501,940	387,691
Nanosonics Ltd.(a)(b)	281,994	844,511
National Australia Bank Ltd.	2,691,494	76,734,640
National Storage REIT	1,589,454	2,391,771
Netwealth Group Ltd.	139,929	2,816,484
Neuren Pharmaceuticals Ltd.(a)	203,465	2,888,182
New Hope Corp. Ltd.	424,653	1,152,505
NEXTDC Ltd.(a)	567,515	5,834,585
nib holdings Ltd.	503,481	2,481,452
Nine Entertainment Co. Holdings Ltd.	997,946	757,176
Northern Star Resources Ltd.	1,284,184	20,707,252
Nufarm Ltd./Australia(a)	355,936	484,056
Orica Ltd.	409,746	5,957,846
Origin Energy Ltd.	1,568,799	12,572,072
Orora Ltd.	1,413,600	1,859,475
Paladin Energy Ltd.(a)(b)	388,264	2,435,660
Paladin Energy Ltd., NVS(a)(b)	113,234	701,582
Perpetual Ltd.	89,382	1,121,125
Perseus Mining Ltd.	1,210,638	3,842,527
PEXA Group Ltd.(a)	134,535	1,332,071
Pilbara Minerals Ltd.(a)(b)	2,793,478	6,010,961
Pinnacle Investment Management Group Ltd.	203,499	2,620,502
PolyNovo Ltd.(a)	740,959	637,184
Premier Investments Ltd.	128,822	1,499,590
Pro Medicus Ltd.	55,977	9,611,524
Qantas Airways Ltd.	828,784	5,521,475
QBE Insurance Group Ltd.	1,289,726	16,733,645
Qube Holdings Ltd.	1,207,421	3,460,392
Ramelius Resources Ltd.	1,663,881	3,599,621
Ramsay Health Care Ltd.	164,865	3,458,869
REA Group Ltd.	51,013	7,107,995
Reece Ltd.(b)	262,263	2,002,075
Region Group	1,590,261	2,540,001

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Australia (continued)
Regis Resources Ltd.	948,569	$3,982,096
Reliance Worldwide Corp. Ltd.	973,220	2,638,912
Rio Tinto Ltd.	335,304	29,113,190
Sandfire Resources Ltd.(a)	409,807	4,340,475
Santos Ltd.	2,898,354	11,970,593
Scentre Group	4,419,429	11,772,624
SEEK Ltd.	305,002	5,397,649
SGH Ltd.	179,898	5,700,142
Sigma Healthcare Ltd.(b)	4,225,196	8,590,093
Silex Systems Ltd.(a)(b)	230,754	1,555,486
Sims Ltd.	139,689	1,457,219
Sonic Healthcare Ltd.	415,411	5,749,537
South32 Ltd.	4,183,015	8,650,837
Steadfast Group Ltd.	1,180,548	4,324,718
Stockland	2,103,754	8,697,717
Suncorp Group Ltd.	950,710	12,204,172
Super Retail Group Ltd.	161,452	1,687,391
Tabcorp Holdings Ltd.	1,973,282	1,371,215
Technology One Ltd.	276,205	6,652,131
Telix Pharmaceuticals Ltd.(a)(b)	289,395	3,062,274
Telstra Group Ltd.	3,633,977	11,609,959
Temple & Webster Group Ltd.(a)	96,930	1,506,461
Transurban Group	2,694,756	25,496,949
Treasury Wine Estates Ltd.	733,096	2,871,462
Vault Minerals Ltd.(a)	7,775,575	3,696,610
Ventia Services Group Pty. Ltd.	1,039,041	3,891,792
Vicinity Ltd.	3,330,521	5,502,245
Viva Energy Group Ltd.(c)	1,400,502	1,681,070
Washington H Soul Pattinson & Co. Ltd.	264,070	6,488,535
Waypoint REIT Ltd.	695,843	1,206,795
WEB Travel Group Ltd.(a)	558,977	1,525,048
Wesfarmers Ltd.	999,565	54,862,079
West African Resources Ltd.(a)	1,037,670	2,064,000
Westgold Resources Ltd.	1,013,051	3,511,036
Westpac Banking Corp.	3,013,517	76,255,433
Whitehaven Coal Ltd.	763,585	3,588,927
WiseTech Global Ltd.	181,035	8,165,036
Woodside Energy Group Ltd.	1,624,695	26,328,909
Woolworths Group Ltd.	1,047,026	19,452,691
Worley Ltd.	389,790	3,640,246
Xero Ltd.(a)	149,996	14,190,400
Yancoal Australia Ltd.	374,301	1,361,906
Zip Co. Ltd.(a)	1,247,257	3,134,127
		1,493,368,477
Austria — 0.3%
ANDRITZ AG	60,983	4,610,670
BAWAG Group AG(c)	70,842	9,155,000
CA Immobilien Anlagen AG	35,470	985,947
CPI Europe AG(a)(b)	45,534	887,641
DO & CO AG	7,435	1,773,595
Erste Group Bank AG	284,132	29,432,911
Lenzing AG(a)(b)	16,125	482,377
Oesterreichische Post AG	63,220	2,185,390
OMV AG	121,620	6,658,224
Raiffeisen Bank International AG	121,906	4,544,676
SBO AG	17,587	583,048
UNIQA Insurance Group AG	107,164	1,574,386
Verbund AG	66,096	5,101,302
Vienna Insurance Group AG Wiener Versicherung Gruppe	31,095	1,594,923
voestalpine AG	107,771	3,837,295
Security	Shares	Value
Austria (continued)
Wienerberger AG	99,801	$2,962,557
		76,369,942
Belgium — 1.0%
Ackermans & van Haaren NV	24,446	6,088,218
Aedifica SA	36,125	2,638,151
Ageas SA	129,417	8,564,763
Anheuser-Busch InBev SA	867,307	52,885,952
Argenx SE(a)	54,429	44,548,345
Azelis Group NV	147,027	1,738,549
Barco NV	54,670	779,696
Bekaert SA	44,028	1,839,172
CMB Tech NV	178,986	1,678,670
Cofinimmo SA	32,107	2,741,803
Colruyt Group NV	52,345	1,954,877
Deme Group NV	7,962	1,202,952
D'ieteren Group	23,335	4,262,668
Elia Group SA, Class B	41,105	4,954,316
Fagron	71,085	1,689,150
Financiere de Tubize SA	11,784	2,877,807
Galapagos NV(a)(b)	40,908	1,302,419
Groupe Bruxelles Lambert NV	79,409	6,979,299
KBC Ancora	49,376	3,885,163
KBC Group NV	202,561	24,369,994
Kinepolis Group NV	11,010	377,582
Lotus Bakeries NV	329	2,870,411
Melexis NV	21,335	1,535,542
Montea NV	18,968	1,531,820
Ontex Group NV(a)(b)	51,790	378,584
Proximus SADP	110,249	947,013
Retail Estates NV	15,204	1,102,358
Shurgard Self Storage Ltd.	33,453	1,224,609
Sofina SA	14,230	3,911,182
Solvay SA	56,233	1,725,942
Syensqo SA	64,554	5,328,693
UCB SA	112,937	29,040,842
Umicore SA	208,777	3,975,649
VGP NV	19,952	2,304,978
Warehouses De Pauw CVA	151,418	3,845,211
		237,082,380
Canada — 11.5%
Advantage Energy Ltd.(a)	174,227	1,382,586
Agnico Eagle Mines Ltd.	452,757	72,819,453
Air Canada(a)	187,640	2,466,993
Alamos Gold Inc., Class A	410,128	12,644,066
Algonquin Power & Utilities Corp.	689,231	3,847,762
Alimentation Couche-Tard Inc.	663,074	33,698,560
Allied Gold Corp.(a)	130,423	1,984,405
Allied Properties REIT(b)	71,557	754,064
AltaGas Ltd.	298,232	8,754,206
Altus Group Ltd.	33,433	1,373,505
Andlauer Healthcare Group Inc.	38,814	1,505,459
ARC Resources Ltd.	565,807	10,436,296
Aritzia Inc.(a)	84,581	5,908,096
Atco Ltd., Class I, NVS	79,075	2,979,654
Athabasca Oil Corp.(a)	665,983	3,271,629
AtkinsRealis Group Inc.	157,694	11,120,825
ATS Corp.(a)	83,262	2,290,291
Aya Gold & Silver Inc.(a)(b)	132,588	1,410,440
B2Gold Corp.	1,109,178	4,855,693
Badger Infrastructure Solutions Ltd.	60,367	3,167,379
Bank of Montreal	639,556	79,448,035

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Bank of Nova Scotia (The)	1,088,181	$71,371,267
Barrick Mining Corp.	1,478,377	48,529,091
Bausch Health Companies Inc.(a)	288,647	2,033,320
Baytex Energy Corp.	916,789	2,215,903
BCE Inc.	58,673	1,341,169
Birchcliff Energy Ltd.	253,508	1,182,091
Bitfarms Ltd./Canada(a)(b)	500,918	2,000,029
BlackBerry Ltd.(a)	512,163	2,501,384
Boardwalk Real Estate Investment Trust	41,563	1,916,423
Bombardier Inc., Class B(a)	80,507	11,248,766
Boralex Inc., Class A(b)	77,033	1,546,647
BOYD GROUP, Inc.	18,790	3,001,336
Brookfield Asset Management Ltd., Class A	359,724	19,459,028
Brookfield Corp., Class A	1,795,987	82,708,495
Brookfield Infrastructure Corp., Class A	101,200	4,585,405
Brookfield Renewable Corp.	117,460	5,085,146
Brookfield Wealth Solutions Ltd.(b)	49,188	2,268,003
BRP Inc.	41,800	2,622,056
CAE Inc.(a)	303,597	8,524,224
Cameco Corp.	388,120	39,665,695
Canada Goose Holdings Inc.(a)	89,171	1,241,674
Canadian Apartment Properties REIT	102,708	2,824,461
Canadian Imperial Bank of Commerce	826,684	68,495,916
Canadian National Railway Co.	463,784	44,472,076
Canadian Natural Resources Ltd.	1,824,099	58,356,082
Canadian Pacific Kansas City Ltd.	814,133	58,586,463
Canadian Tire Corp. Ltd., Class A, NVS	47,718	5,472,490
Canadian Utilities Ltd., Class A, NVS	127,041	3,557,927
Canfor Corp.(a)(b)	38,830	338,591
Capital Power Corp.	140,843	7,129,766
Capstone Copper Corp.(a)	551,567	4,923,617
CCL Industries Inc., Class B, NVS	150,421	8,391,101
Celestica Inc.(a)	102,481	35,282,165
Cenovus Energy Inc.	1,213,503	20,505,523
Centerra Gold Inc.	275,215	3,223,972
CGI Inc.	177,316	15,431,315
Choice Properties REIT(b)	249,356	2,638,368
Cogeco Communications Inc.(b)	11,266	512,956
Colliers International Group Inc.	35,037	5,589,483
Constellation Software Inc.	17,777	46,783,594
Crombie REIT(b)	62,242	662,560
Cronos Group Inc.(a)	274,969	692,054
Definity Financial Corp.	78,259	3,640,797
Denison Mines Corp.(a)	1,193,179	3,802,724
Descartes Systems Group Inc. (The)(a)	77,860	6,876,417
Discovery Silver Corp.(a)	627,871	2,623,310
Dollarama Inc.	252,667	32,842,837
DPM Metals Inc.	154,060	3,295,284
Dream Industrial REIT(b)	220,828	1,903,540
Eldorado Gold Corp.(a)	197,569	5,064,066
Element Fleet Management Corp.	359,109	9,685,996
Emera Inc.	256,646	12,201,458
Empire Co. Ltd., NVS	143,738	4,883,331
Enbridge Inc.	1,915,424	89,314,983
Endeavour Silver Corp.(a)	272,325	2,236,772
Energy Fuels Inc./Canada(a)(b)	206,074	4,231,529
Enghouse Systems Ltd.	42,027	623,566
EQB Inc.(b)	24,797	1,581,824
Equinox Gold Corp.(a)	573,248	6,298,351
ERO Copper Corp.(a)(b)	117,373	2,506,379
Exchange Income Corp.(b)	17,889	980,065
Fairfax Financial Holdings Ltd.	18,047	29,299,949
Security	Shares	Value
Canada (continued)
Finning International Inc.	131,307	$7,101,092
First Capital Real Estate Investment Trust	120,830	1,620,486
First Majestic Silver Corp.	422,850	5,405,654
First Quantum Minerals Ltd.(a)	635,197	13,188,076
FirstService Corp.	40,606	6,463,724
Fortis Inc./Canada	426,058	21,416,056
Fortuna Mining Corp.(a)(b)	379,853	3,138,923
Franco-Nevada Corp.	164,586	30,743,921
Freehold Royalties Ltd.	183,178	1,853,264
G Mining Ventures Corp.(a)	183,861	3,619,409
George Weston Ltd.	160,585	9,764,136
GFL Environmental Inc.	205,816	8,998,351
Gibson Energy Inc.(b)	212,356	3,620,143
Gildan Activewear Inc.	134,943	7,869,230
goeasy Ltd.(b)	12,396	1,490,560
Granite Real Estate Investment Trust	42,979	2,415,318
Great-West Lifeco Inc.	250,123	10,603,767
H&R Real Estate Investment Trust	100,848	804,598
Hammond Power Solutions Inc., Class A	8,804	1,343,308
Hudbay Minerals Inc.	378,991	6,074,448
Hydro One Ltd.(c)	318,217	11,736,741
iA Financial Corp. Inc.	91,843	10,841,344
IAMGOLD Corp.(a)	468,131	5,420,447
IGM Financial Inc.	54,348	2,090,531
Imperial Oil Ltd.	168,690	14,919,963
Intact Financial Corp.	155,659	29,036,444
Interfor Corp.(a)	58,486	329,845
InterRent REIT	89,574	854,515
Ivanhoe Mines Ltd., Class A(a)(b)	641,718	6,419,239
K92 Mining Inc.(a)	299,753	3,985,878
Keyera Corp.	199,572	5,892,322
Killam Apartment REIT(b)	106,175	1,311,905
Kinaxis Inc.(a)	25,255	3,058,222
Kinross Gold Corp.	1,093,436	25,430,739
Labrador Iron Ore Royalty Corp.	70,811	1,461,103
Laurentian Bank of Canada(b)	40,021	950,197
Lightspeed Commerce Inc.(a)	173,539	2,084,868
Linamar Corp.	57,197	3,097,296
Lithium Americas Corp.(a)(b)	240,052	1,323,020
Loblaw Companies Ltd.	560,828	22,288,370
Lundin Gold Inc.(b)	100,639	6,841,773
Lundin Mining Corp.	674,155	10,843,775
Lunr Royalties Corp., NVS	45,469	46,683
Magna International Inc.	229,089	10,822,742
Manulife Financial Corp.	1,536,442	49,723,078
Maple Leaf Foods Inc.	64,014	1,230,486
MDA Space Ltd.(a)	112,567	2,197,486
MEG Energy Corp.	233,148	4,933,751
Methanex Corp.	75,039	2,953,301
Metro Inc./CN	199,506	13,298,503
MTY Food Group Inc.	24,473	590,472
National Bank of Canada	340,125	38,000,490
New Gold Inc.(a)	739,974	5,450,024
NexGen Energy Ltd.(a)(b)	488,728	4,777,342
NFI Group Inc.(a)	84,705	866,044
NGEx Minerals Ltd.(a)(b)	181,876	2,963,079
North West Co. Inc. (The)	49,285	1,598,850
Northland Power Inc.	244,583	4,469,475
Northwest Healthcare Properties Real Estate Investment Trust	145,726	526,777
Novagold Resources Inc.(a)	303,319	2,512,971
Nutrien Ltd.	429,136	23,372,927

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
NuVista Energy Ltd.(a)	156,146	$1,856,986
OceanaGold Corp.	212,346	4,749,416
Onex Corp.	58,826	5,116,946
Open Text Corp.	263,352	10,103,719
OR Royalties Inc.	193,301	6,201,950
Orla Mining Ltd.(a)	288,217	2,973,513
Pan American Silver Corp.	376,130	13,247,886
Paramount Resources Ltd., Class A	77,154	1,265,225
Parex Resources Inc.	75,324	963,468
Parkland Corp.(b)	154,382	4,398,492
Pason Systems Inc.	77,944	664,098
Pembina Pipeline Corp.	518,894	19,630,327
Pet Valu Holdings Ltd.	59,985	1,488,345
Peyto Exploration & Development Corp.	254,243	3,703,386
Power Corp. of Canada	494,891	23,182,303
PrairieSky Royalty Ltd.	198,098	3,556,456
Premium Brands Holdings Corp., Class A(b)	35,201	2,426,963
Prinmaris REIT	114,333	1,253,746
Propel Holdings Inc.(b)	33,561	610,657
Quebecor Inc., Class B	165,344	5,274,315
RB Global Inc.	166,203	16,490,542
Restaurant Brands International Inc.	269,435	17,696,590
Richelieu Hardware Ltd.	49,068	1,345,167
RioCan REIT	125,721	1,682,495
Rogers Communications Inc., Class B, NVS	320,684	12,550,244
Royal Bank of Canada	1,246,544	182,615,519
Russel Metals Inc.	69,782	2,159,807
Saputo Inc.	243,531	5,884,472
Seabridge Gold Inc.(a)(b)	129,625	3,092,405
Secure Waste Infrastructure Corp.	237,864	2,969,590
Shopify Inc., Class A(a)	1,085,886	188,801,939
Sienna Senior Living Inc.	164,162	2,240,249
Silvercorp Metals Inc.	257,969	1,673,750
Skeena Resources Ltd.(a)(b)	107,438	1,738,097
SmartCentres Real Estate Investment Trust	125,370	2,377,699
South Bow Corp.	184,879	4,795,478
Spin Master Corp.(c)	28,615	424,976
Sprott Inc.	20,872	1,713,750
SSR Mining Inc.(a)(b)	181,479	4,103,026
Stantec Inc.	104,700	11,594,598
Stella-Jones Inc.	62,014	3,519,970
Sun Life Financial Inc.	496,870	30,222,081
Suncor Energy Inc.	1,090,384	43,419,448
Superior Plus Corp.	177,925	1,012,329
Tamarack Valley Energy Ltd.	759,660	3,374,341
TC Energy Corp.	907,286	45,527,638
Teck Resources Ltd., Class B	412,961	17,716,205
TELUS Corp.	415,794	6,080,307
TerraVest Industries Inc.	17,743	1,717,689
TFI International Inc.	72,146	6,483,392
Thomson Reuters Corp.	136,638	20,929,955
TMX Group Ltd.	274,547	10,126,068
Topaz Energy Corp.	112,935	2,004,978
Torex Gold Resources Inc.(a)	86,428	3,570,381
Toromont Industries Ltd.	73,083	8,780,590
Toronto-Dominion Bank (The)	1,530,528	125,667,965
Tourmaline Oil Corp.	298,437	13,126,504
TransAlta Corp.	235,331	4,159,463
Transcontinental Inc., Class A	71,547	1,004,428
Vermilion Energy Inc.	249,928	1,869,270
Vizsla Silver Corp.(a)(b)	403,475	1,651,240
Wesdome Gold Mines Ltd.(a)	205,700	3,103,356
Security	Shares	Value
Canada (continued)
West Fraser Timber Co. Ltd.	44,737	$2,730,375
Wheaton Precious Metals Corp.	392,789	37,933,243
Whitecap Resources Inc.	1,250,529	9,308,419
Winpak Ltd.(b)	44,100	1,352,666
WSP Global Inc.	117,878	22,535,957
		2,694,564,537
China — 0.0%
Mobvista Inc.(a)(c)	466,000	1,069,529
Wharf Holdings Ltd. (The)	904,045	2,375,713
		3,445,242
Denmark — 1.7%
ALK-Abello A/S(a)	151,426	4,995,305
Alm Brand A/S	873,370	2,458,773
Ambu A/S, Class B	181,445	2,822,286
AP Moller - Maersk A/S, Class A	2,387	4,919,978
AP Moller - Maersk A/S, Class B, NVS(b)	3,899	8,016,061
Bavarian Nordic A/S(a)	83,021	3,067,488
Carlsberg A/S, Class B	81,489	9,581,439
Chemometec A/S	18,265	2,232,175
Coloplast A/S, Class B	111,623	10,095,675
D/S Norden A/S	22,109	883,678
Danske Bank A/S	593,207	26,512,318
Demant A/S(a)	84,863	2,823,403
DFDS A/S(a)	42,268	595,979
DSV A/S	180,745	38,572,477
FLSmidth & Co. A/S	51,183	3,986,114
Genmab A/S(a)	55,753	15,902,306
GN Store Nord A/S(a)(b)	147,789	2,587,872
H Lundbeck A/S	240,791	1,756,121
ISS A/S	170,971	5,388,818
Jyske Bank A/S, Registered	49,954	5,871,454
Netcompany Group A/S(a)(c)	49,790	2,487,914
NKT A/S(a)	50,680	5,673,159
Novo Nordisk A/S, Class B	2,848,636	140,243,110
Novonesis Novozymes B, Class B	326,491	19,510,972
Orsted A/S(a)(c)	476,316	8,530,460
Pandora A/S	75,883	10,153,804
Per Aarsleff Holding A/S	16,952	1,924,960
Ringkjoebing Landbobank A/S	24,070	5,443,568
Rockwool AS, Class B	80,615	2,762,328
Royal Unibrew A/S	45,536	3,441,620
Schouw & Co. A/S	16,677	1,533,319
Sydbank A/S	59,732	5,099,396
TORM PLC, Class A	62,296	1,343,716
Tryg A/S	277,931	6,850,716
Vestas Wind Systems A/S	868,020	17,752,834
Zealand Pharma A/S(a)	64,979	5,144,684
		390,966,280
Finland — 0.8%
Citycon OYJ	69,750	236,831
Elisa OYJ	120,977	5,330,755
Fortum OYJ	391,423	8,728,701
Hiab OYJ, Class B	42,582	2,358,202
Huhtamaki OYJ	112,732	3,788,562
Kalmar OYJ, Class B	43,361	1,796,438
Kemira OYJ	121,631	2,677,008
Kesko OYJ, Class B	259,905	5,482,595
Kojamo OYJ(a)	125,258	1,517,420
Kone OYJ, Class B	296,566	19,814,473
Konecranes OYJ	60,296	5,951,673
Mandatum OYJ	377,266	2,705,850

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Finland (continued)
Metsa Board OYJ, Class B(b)	139,206	$472,221
Metso OYJ	605,099	9,923,014
Neste OYJ	369,277	7,651,666
Nokia OYJ	4,648,213	31,706,839
Nokian Renkaat OYJ	131,004	1,321,077
Orion OYJ, Class B	111,644	7,796,430
Outokumpu OYJ	424,971	1,827,848
QT Group OYJ(a)	25,258	1,034,913
Sampo OYJ, Class A	2,144,436	23,902,587
Stora Enso OYJ, Class R	469,753	5,469,875
TietoEVRY OYJ	80,503	1,727,874
UPM-Kymmene OYJ	466,386	12,514,208
Valmet OYJ	126,925	4,129,970
Wartsila OYJ Abp	452,843	14,815,708
YIT OYJ(a)	139,684	472,156
		185,154,894
France — 8.6%
Accor SA	180,923	9,204,070
Aeroports de Paris SA	29,728	4,078,116
Air France-KLM, NVS(a)	154,179	2,055,386
Air Liquide SA	509,470	98,602,247
Airbus SE	525,043	129,460,393
Alstom SA(a)	334,779	8,372,012
Alten SA	37,575	3,094,500
Amundi SA(c)	51,902	3,847,618
Aperam SA	44,302	1,543,804
ArcelorMittal SA	432,879	16,525,609
Arkema SA	59,230	3,516,051
AXA SA	1,560,775	67,719,538
BioMerieux	41,066	5,287,273
BNP Paribas SA	894,140	69,258,255
Bollore SE	786,978	4,382,192
Bouygues SA	195,689	8,833,031
Bureau Veritas SA	269,177	8,845,812
Canal+ SA, NVS(a)	610,856	1,922,289
Capgemini SE	141,039	21,698,200
Carrefour SA	542,134	8,165,050
Cie de Saint-Gobain SA	399,825	38,807,815
Cie Generale des Etablissements Michelin SCA	596,069	19,041,670
Coface SA	95,388	1,680,000
Covivio SA/France	51,827	3,325,108
Credit Agricole SA	904,912	16,334,900
Danone SA	563,241	49,743,541
Dassault Aviation SA	17,512	5,643,157
Dassault Systemes SE	578,183	16,453,779
Edenred SE	239,644	6,888,365
Eiffage SA	60,875	7,490,653
Elior Group SA(a)(c)	151,196	488,265
Elis SA	189,597	5,280,113
Engie SA	1,595,705	37,360,164
EssilorLuxottica SA	268,213	98,224,599
Eurazeo SE	36,482	2,486,900
Eurofins Scientific SE	100,652	7,098,933
Euronext NV(c)	75,850	10,839,856
Eutelsat Communications SACA(a)(b)	140,849	544,912
FDJ UNITED	98,285	2,863,740
Fnac Darty SA	15,728	515,080
Forvia SE(a)	223,717	2,864,824
Gaztransport Et Technigaz SA	31,358	6,209,822
Gecina SA	41,800	3,884,528
Getlink SE	276,870	5,053,769
Havas NV	857,379	1,496,275
Security	Shares	Value
France (continued)
Hermes International SCA	27,913	$69,069,572
ICADE	35,147	856,408
ID Logistics Group SACA(a)	1,485	674,466
Imerys SA	42,606	1,049,470
Ipsen SA	38,747	5,445,163
IPSOS SA	40,066	1,535,786
JCDecaux SE	120,214	2,187,232
Kering SA	65,664	23,318,395
Klepierre SA	200,509	7,662,761
Legrand SA	231,123	39,912,102
L'Oreal SA	211,500	88,261,341
Louis Hachette Group, NVS	917,752	1,576,556
LVMH Moet Hennessy Louis Vuitton SE	224,512	158,690,153
Nexans SA	30,239	4,257,717
Nexity SA(a)(b)	36,950	386,753
Opmobility	49,220	803,943
Orange SA	1,615,616	25,843,983
Pernod Ricard SA	180,616	17,689,623
Pluxee NV, NVS	95,461	1,844,070
Publicis Groupe SA	199,895	20,035,299
Remy Cointreau SA	37,685	1,867,102
Renault SA	176,491	6,858,296
Rexel SA	180,120	6,245,657
Rubis SCA	102,402	3,718,416
Safran SA	319,162	113,404,104
Sanofi SA	992,104	100,363,998
Sartorius Stedim Biotech	26,114	6,245,670
Schneider Electric SE	488,473	139,180,505
SCOR SE	123,785	3,747,191
SEB SA	25,059	1,386,612
SES SA, Class A	378,817	2,902,636
Societe BIC SA	20,226	1,125,406
Societe Generale SA	639,984	40,588,174
Sodexo SA	80,306	4,446,578
SOITEC(a)	33,245	1,573,186
Sopra Steria Group	14,216	2,212,667
SPIE SA	147,594	7,511,405
STMicroelectronics NV	616,367	15,135,437
Technip Energies NV	132,309	5,376,250
Teleperformance SE	55,484	3,962,032
Thales SA	85,790	24,463,258
TotalEnergies SE	1,825,170	113,954,526
Trigano SA	14,035	2,335,567
Ubisoft Entertainment SA(a)	130,461	1,164,753
Unibail-Rodamco-Westfield, New	106,687	11,031,779
Valeo SE	286,812	3,965,246
Vallourec SACA	177,141	3,302,719
Veolia Environnement SA	589,660	19,486,554
Vinci SA	433,710	57,994,074
Virbac SACA	5,877	2,403,120
Vivendi SE	720,270	2,594,391
VusionGroup	8,429	2,342,850
Wendel SE	30,079	2,823,225
Worldline SA(a)(b)(c)	209,330	567,517
		2,014,413,908
Germany — 7.5%
adidas AG	150,443	28,446,120
Aixtron SE	132,412	2,121,892
Allianz SE, Registered	340,774	136,937,168
Aroundtown SA(a)	722,022	2,580,122
Aumovio SE(a)	51,630	2,219,772
Aurubis AG	35,130	4,580,488

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Auto1 Group SE(a)	125,253	$4,401,711
BASF SE	777,622	38,369,286
Bayer AG, Registered	865,848	26,931,759
Bayerische Motoren Werke AG	252,596	23,553,273
Bechtle AG(b)	80,899	3,419,571
Befesa SA(c)	43,508	1,440,900
Beiersdorf AG	84,816	8,991,685
Bilfinger SE	37,440	4,039,496
Brenntag SE	120,229	6,677,366
CANCOM SE	35,024	996,306
Carl Zeiss Meditec AG, Bearer(b)	41,869	2,123,634
Ceconomy AG(a)	146,808	751,601
Commerzbank AG	712,855	25,992,751
Continental AG	102,357	7,821,290
Covestro AG, NVS(a)	154,392	10,784,373
CTS Eventim AG & Co. KGaA	63,604	5,698,368
Daimler Truck Holding AG	437,362	17,530,632
Delivery Hero SE, Class A(a)(c)	173,680	4,411,426
Dermapharm Holding SE(b)	21,386	842,090
Deutsche Bank AG, Registered	1,652,920	59,174,815
Deutsche Boerse AG	166,970	42,283,476
Deutsche Lufthansa AG, Registered	531,768	4,661,955
Deutsche Pfandbriefbank AG(c)	137,733	724,413
Deutsche Post AG, Registered	843,427	38,752,392
Deutsche Telekom AG, Registered	3,075,154	95,253,420
Deutz AG	129,334	1,281,943
Duerr AG	47,550	1,109,086
E.ON SE	1,991,620	37,056,830
Eckert & Ziegler SE	56,018	1,094,750
Evonik Industries AG	186,675	3,128,307
Evotec SE(a)	190,854	1,554,296
Fielmann Group AG	28,341	1,547,803
flatexDEGIRO AG	95,413	3,619,202
Fraport AG Frankfurt Airport Services Worldwide(a)	42,467	3,640,046
Freenet AG	111,427	3,465,140
Fresenius Medical Care AG	193,668	10,397,501
Fresenius SE & Co. KGaA	381,842	21,972,316
GEA Group AG	146,132	10,452,474
Gerresheimer AG	31,752	1,010,653
Grand City Properties SA(a)	58,902	750,016
Grenke AG	32,464	559,357
Hamborner REIT AG	176,996	1,059,648
Hannover Rueck SE	51,210	14,619,351
Heidelberg Materials AG	122,809	28,811,422
HelloFresh SE(a)(b)	142,505	1,155,227
Henkel AG & Co. KGaA	104,023	7,767,761
Hensoldt AG	63,851	6,806,365
Hugo Boss AG	58,662	2,602,537
Hypoport SE(a)	3,449	515,188
Infineon Technologies AG	1,154,924	45,842,278
IONOS Group SE(a)	49,711	1,765,545
Jenoptik AG	69,099	1,560,668
K+S AG, Registered	212,909	2,773,653
KION Group AG	81,274	5,774,877
Knorr-Bremse AG	62,719	5,835,875
Kontron AG	47,681	1,246,311
Krones AG	19,529	2,836,557
Lanxess AG	94,648	2,253,904
LEG Immobilien SE	66,686	5,082,422
Mercedes-Benz Group AG	625,582	40,590,597
Merck KGaA	110,241	14,440,865
MTU Aero Engines AG	48,650	21,261,270
Security	Shares	Value
Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	117,004	$72,389,659
Nagarro SE	10,814	603,132
Nemetschek SE	59,305	6,852,723
Nordex SE(a)	160,654	4,744,229
Norma Group SE	28,111	456,140
Patrizia SE	29,262	245,037
Pfeiffer Vacuum Technology AG	7,467	1,342,667
ProSiebenSat.1 Media SE	64,377	392,181
Puma SE	94,665	2,012,852
QIAGEN NV	190,850	8,983,321
Rational AG	4,285	3,143,469
Redcare Pharmacy NV(a)(c)	19,828	1,627,720
RENK Group AG	70,763	5,387,630
Rheinmetall AG	40,984	80,565,697
RWE AG	557,839	27,462,702
SAP SE	925,619	240,727,913
Scout24 SE(c)	74,641	8,631,952
Siemens AG, Registered	675,331	191,386,916
Siemens Energy AG(a)	609,207	75,898,238
Siemens Healthineers AG(c)	293,905	16,473,357
Siltronic AG(b)	24,125	1,489,813
Sixt SE	24,571	2,159,981
Stabilus SE(b)	22,610	567,615
Stroeer SE & Co. KGaA	47,016	2,057,142
Suedzucker AG	88,952	981,044
Symrise AG, Class A	117,119	9,685,624
TAG Immobilien AG	185,897	3,086,060
Talanx AG(a)	55,139	6,714,348
TeamViewer SE(a)(c)	175,787	1,293,907
thyssenkrupp AG	445,590	4,669,489
Tkms AG& Co. KGaA(a)	22,279	2,099,331
TUI AG(a)	409,513	3,489,407
United Internet AG, Registered(d)	106,047	3,273,864
Verbio SE(b)	30,392	539,829
Vonovia SE	655,600	19,704,549
Wacker Chemie AG	24,221	1,910,318
Zalando SE(a)(c)	203,744	5,709,431
		1,748,514,879
Hong Kong — 1.7%
AIA Group Ltd.	9,572,200	93,144,491
ASMPT Ltd.	317,200	3,338,779
Bank of East Asia Ltd. (The)	1,535,200	2,647,390
BOC Hong Kong Holdings Ltd.	3,551,500	17,451,069
Bright Smart Securities & Commodities Group Ltd.(a)	716,000	896,740
Cafe de Coral Holdings Ltd.	678,000	547,946
CITIC Telecom International Holdings Ltd.	3,252,000	1,033,874
CK Asset Holdings Ltd.	1,746,500	8,640,361
CK Infrastructure Holdings Ltd.	706,000	4,592,075
CLP Holdings Ltd.	1,401,500	11,953,905
Crystal International Group Ltd.(c)	640,500	561,413
Dah Sing Financial Holdings Ltd.	222,400	1,028,340
First Pacific Co. Ltd.	2,640,000	2,131,562
Futu Holdings Ltd., ADR	56,187	11,183,461
Galaxy Entertainment Group Ltd.	1,931,000	9,620,876
Guotai Junan International Holdings Ltd.(b)	2,623,000	1,286,400
Hang Lung Properties Ltd.	2,182,000	2,429,750
Hang Seng Bank Ltd.	674,000	13,139,593
Health and Happiness H&H International Holdings Ltd.	279,500	434,813
Henderson Land Development Co. Ltd.	1,580,572	5,560,059

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
HKT Trust & HKT Ltd., Class SS	3,491,000	$5,097,459
Hong Kong & China Gas Co. Ltd.	10,079,482	9,380,489
Hong Kong Exchanges & Clearing Ltd.	978,900	53,352,875
Hongkong Land Holdings Ltd.	1,007,400	6,155,533
Hysan Development Co. Ltd.	634,000	1,313,493
Jardine Matheson Holdings Ltd.	154,800	9,089,016
Johnson Electric Holdings Ltd.	666,500	3,127,416
Kerry Logistics Network Ltd.	282,898	261,817
Kerry Properties Ltd.	706,000	1,779,449
Link REIT	2,441,200	12,712,830
Luk Fook Holdings International Ltd.	414,000	1,323,651
Man Wah Holdings Ltd.	1,659,600	1,013,158
Melco International Development Ltd.(a)	1,771,000	1,063,948
Melco Resorts & Entertainment Ltd., ADR(a)	230,720	1,891,904
MTR Corp. Ltd.	1,252,500	4,595,032
New World Development Co. Ltd.(a)	1,400,000	1,295,887
NWS Holdings Ltd.	1,749,000	1,889,889
Pacific Basin Shipping Ltd.(b)	6,067,000	2,009,375
PCCW Ltd.	5,575,000	3,982,609
Power Assets Holdings Ltd.	1,206,500	7,664,582
Sands China Ltd.	2,175,200	5,669,128
Sino Land Co. Ltd.	3,308,000	4,108,983
SITC International Holdings Co. Ltd.	1,399,000	5,152,709
SJM Holdings Ltd.(a)(b)	2,915,000	1,060,844
Sun Hung Kai Properties Ltd.	1,215,500	14,791,157
Swire Pacific Ltd., Class A	358,500	2,960,966
Techtronic Industries Co. Ltd.	1,245,000	14,521,688
United Laboratories International Holdings Ltd. (The)(b)	900,000	1,457,138
Vitasoy International Holdings Ltd.	722,000	706,134
Vobile Group Ltd.(a)(b)	1,959,000	1,305,863
VTech Holdings Ltd.	253,800	2,069,916
WH Group Ltd.(c)	7,451,000	7,167,241
Wharf Real Estate Investment Co. Ltd.	1,629,000	4,636,490
Xinyi Glass Holdings Ltd.(b)	1,862,000	2,177,663
Yue Yuen Industrial Holdings Ltd.	687,000	1,259,938
		389,669,167
Ireland — 0.3%
AIB Group PLC	1,641,841	15,131,742
Bank of Ireland Group PLC	897,930	14,701,781
Cairn Homes PLC	740,946	1,646,611
Glanbia PLC	232,163	3,929,578
Glenveagh Properties PLC(a)(c)	640,507	1,408,639
Kerry Group PLC, Class A	136,699	12,470,060
Kingspan Group PLC	134,324	10,057,950
Ryanair Holdings PLC	721,247	21,836,194
		81,182,555
Israel — 1.3%
Airport City Ltd.(a)	107,603	2,126,903
Alony Hetz Properties & Investments Ltd.	206,776	2,535,168
Amot Investments Ltd.	354,940	2,802,232
Azrieli Group Ltd.	49,090	5,179,096
Bank Hapoalim BM	1,115,398	22,623,236
Bank Leumi Le-Israel BM	1,332,298	27,040,278
Bet Shemesh Engines Holdings 1997 Ltd.(a)	8,836	1,821,965
Bezeq The Israeli Telecommunication Corp. Ltd.	2,388,612	4,892,593
Big Shopping Centers Ltd.	19,033	4,257,845
Camtek Ltd./Israel(a)	38,202	4,774,067
Cellebrite DI Ltd.(a)(b)	102,827	1,754,229
Check Point Software Technologies Ltd.(a)(b)	81,894	16,025,018
Clal Insurance Enterprises Holdings Ltd.	72,463	4,029,320
Security	Shares	Value
Israel (continued)
CyberArk Software Ltd.(a)	43,454	$22,629,974
Delek Group Ltd.	12,101	3,181,557
El Al Israel Airlines(a)	318,452	1,323,297
Elbit Systems Ltd.	27,120	12,846,161
Electra Ltd./Israel	64,500	2,043,889
Energix-Renewable Energies Ltd.	569,349	2,629,561
Enlight Renewable Energy Ltd.(a)	107,168	3,725,137
First International Bank Of Israel Ltd. (The)	68,138	4,900,621
Fiverr International Ltd.(a)(b)	31,711	717,937
G City Ltd.	252,352	859,444
Gav-Yam Lands Corp. Ltd.	1	12
Global-e Online Ltd.(a)	103,885	3,784,531
Harel Insurance Investments & Financial Services Ltd.	127,359	4,438,872
ICL Group Ltd.	739,695	4,845,364
Inmode Ltd.(a)	65,364	965,426
Isracard Ltd.	385,539	1,644,875
Israel Discount Bank Ltd., Class A	1,224,149	12,233,879
Kornit Digital Ltd.(a)	46,381	626,143
Melisron Ltd.	31,581	4,110,743
Menora Mivtachim Holdings Ltd.	20,187	2,010,822
Migdal Insurance & Financial Holdings Ltd.	484,193	1,737,526
Mivne Real Estate KD Ltd.	769,784	3,398,791
Mizrahi Tefahot Bank Ltd.	157,683	10,252,163
Monday.com Ltd.(a)(b)	36,453	7,481,614
Next Vision Stabilized Systems Ltd.	73,051	3,207,220
Nice Ltd.(a)	56,984	7,773,068
Nova Ltd.(a)	29,764	10,338,834
Oddity Tech Ltd., Class A(a)(b)	37,118	1,679,589
OPC Energy Ltd.(a)	52,131	940,452
Paz Retail & Energy Ltd.	12,261	2,622,694
Phoenix Financial Ltd.	208,548	8,028,476
Radware Ltd.(a)	46,038	1,179,954
Reit 1 Ltd.	309,296	2,534,347
Sapiens International Corp. NV	31,638	1,353,508
Shapir Engineering and Industry Ltd.	279,550	2,500,037
Shikun & Binui Ltd.(a)	420,916	2,344,620
Shufersal Ltd.	275,953	3,429,534
Strauss Group Ltd.	90,847	2,558,221
Tel Aviv Stock Exchange Ltd.	104,277	2,427,465
Teva Pharmaceutical Industries Ltd., ADR(a)	1,039,358	21,286,052
Tower Semiconductor Ltd.(a)	103,995	8,595,638
Wix.com Ltd.(a)	52,704	7,670,540
ZIM Integrated Shipping Services Ltd.(b)	101,473	1,560,655
		304,281,193
Italy — 2.8%
A2A SpA	1,557,464	4,537,859
ACEA SpA	50,576	1,225,391
Amplifon SpA	134,088	2,291,531
Ascopiave SpA	48,700	180,703
Azimut Holding SpA	108,016	4,227,397
Banca Generali SpA	46,497	2,633,402
Banca Mediolanum SpA	145,263	2,920,434
Banca Monte dei Paschi di Siena SpA	1,906,901	16,724,445
Banca Popolare di Sondrio SpA	161,578	2,709,508
Banco BPM SpA	1,100,724	16,036,935
BFF Bank SpA(a)(c)	205,439	2,479,756
BPER Banca SpA	1,300,772	15,585,713
Brembo NV	166,086	1,791,298
Brunello Cucinelli SpA	30,641	3,105,414
Buzzi SpA	74,764	4,504,021
Carel Industries SpA(c)	44,560	1,158,468

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Italy (continued)
Davide Campari-Milano NV(b)	619,533	$4,313,109
De' Longhi SpA	83,953	3,064,285
DiaSorin SpA	26,312	2,330,534
Enav SpA(c)	245,057	1,280,452
Enel SpA	7,250,069	73,339,938
Eni SpA	1,868,824	34,460,130
ERG SpA	45,687	1,178,547
Ferrari NV	111,532	44,664,152
Fincantieri SpA(a)	82,496	2,122,484
FinecoBank Banca Fineco SpA	531,569	12,162,376
Generali	787,215	30,304,540
Hera SpA	751,424	3,372,529
Infrastrutture Wireless Italiane SpA(c)	242,558	2,665,314
Interpump Group SpA	63,676	3,286,339
Intesa Sanpaolo SpA	12,844,454	82,786,861
Iren SpA	582,978	1,720,224
Italgas SpA	543,561	5,703,546
Iveco Group NV	206,696	4,392,931
Leonardo SpA	359,551	21,154,068
Lottomatica Group SpA	207,561	5,118,070
Maire SpA	141,955	2,155,308
MFE-MediaForEurope NV, Class A	179,645	636,079
MFE-MediaForEurope NV, Class B(b)	74,755	348,615
Moncler SpA	203,478	12,206,513
Nexi SpA(c)	524,336	2,764,622
Pirelli & C SpA(c)	354,207	2,486,549
Poste Italiane SpA(c)	450,450	10,860,303
Prysmian SpA	248,304	25,889,098
Recordati Industria Chimica e Farmaceutica SpA	107,073	6,373,173
Reply SpA	19,233	2,699,253
Saipem SpA	1,291,961	3,368,070
Salvatore Ferragamo SpA(a)(b)	147,579	1,189,864
Snam SpA	1,729,755	10,668,463
SOL SpA	38,764	2,269,811
Stellantis NV	1,791,440	18,218,670
Tamburi Investment Partners SpA	111,370	1,124,123
Technogym SpA(c)	167,936	3,041,834
Technoprobe SpA(a)	169,061	1,829,482
Telecom Italia SpA/Milano(a)	11,186,315	6,595,930
Tenaris SA, NVS	399,109	7,932,237
Terna - Rete Elettrica Nazionale	1,243,739	12,753,390
UniCredit SpA	1,243,154	92,051,363
Unipol Assicurazioni SpA	363,756	7,963,827
Webuild SpA	496,456	2,006,327
		658,965,608
Japan — 21.7%
77 Bank Ltd. (The)	49,300	2,113,109
ABC-Mart Inc.	125,100	2,143,187
Activia Properties Inc.	1,895	1,733,865
ADEKA Corp.	45,400	1,028,663
Advance Residence Investment Corp.	2,665	2,884,446
Advantest Corp.	689,600	103,264,700
Aeon Co. Ltd.	2,043,330	32,318,740
AEON Financial Service Co. Ltd.	125,400	1,226,565
AEON REIT Investment Corp.	1,379	1,167,497
AGC Inc.	169,400	5,292,568
Ai Holdings Corp.	108,000	1,876,026
Aica Kogyo Co. Ltd.	35,100	826,577
Aichi Steel Corp.	31,700	545,773
Aiful Corp.	644,500	1,895,327
Ain Holdings Inc.	23,500	984,631
Air Water Inc.	170,800	2,385,256
Security	Shares	Value
Japan (continued)
Aisin Corp.	413,200	$7,425,284
Ajinomoto Co. Inc.	807,300	22,896,885
Alfresa Holdings Corp.	180,900	2,555,822
Alps Alpine Co. Ltd.	142,800	1,798,695
ALSOK Co. Ltd.	248,600	1,699,144
Amada Co. Ltd.	277,300	3,306,700
Amano Corp.	53,700	1,424,754
ANA Holdings Inc.	170,000	3,186,172
Anritsu Corp.	122,400	1,809,996
Anycolor Inc.	31,200	1,217,065
Aozora Bank Ltd.	122,800	1,758,260
Appier Group Inc.	51,800	434,814
Arcs Co. Ltd.	24,100	489,750
ARE Holdings Inc.	152,300	2,418,329
Ariake Japan Co. Ltd.	19,100	670,235
Artience Co. Ltd.	33,100	674,614
As One Corp.	44,200	721,516
Asahi Group Holdings Ltd.	1,311,700	14,142,514
Asahi Intecc Co. Ltd.	181,000	2,870,173
Asahi Kasei Corp.	1,181,700	9,054,325
Asics Corp.	631,400	16,078,074
Astellas Pharma Inc.	1,706,900	17,867,193
Atom Corp.(a)(b)	157,700	554,415
Autobacs Seven Co. Ltd.	109,800	1,097,015
Awa Bank Ltd. (The)	25,000	590,636
Azbil Corp.	323,400	3,187,878
Bandai Namco Holdings Inc.	566,300	17,624,608
BayCurrent Inc.	139,700	6,407,201
Bic Camera Inc.	95,200	959,657
BIPROGY Inc.	59,300	2,395,210
Blue Zones Holdings Co. Ltd.	14,400	732,865
BML Inc.	29,000	687,010
Bridgestone Corp.	537,500	23,464,628
Brother Industries Ltd.	185,300	3,153,939
Calbee Inc.	65,600	1,220,864
Canon Inc.	819,900	23,545,741
Canon Marketing Japan Inc.	41,800	1,740,584
Capcom Co. Ltd.	308,200	8,048,058
Casio Computer Co. Ltd.	142,300	1,115,573
Central Glass Co. Ltd.	24,900	519,489
Central Japan Railway Co.	737,900	18,065,056
Change Holdings Inc.	53,100	389,203
Chiba Bank Ltd. (The)	409,700	3,997,743
Chiyoda Corp.(a)	218,300	577,755
Chubu Electric Power Co. Inc.	613,300	8,528,399
Chudenko Corp.	16,900	461,210
Chugai Pharmaceutical Co. Ltd.	619,200	28,339,377
Chugin Financial Group Inc., NVS	134,200	1,871,405
Chugoku Electric Power Co. Inc. (The)	236,800	1,317,389
Citizen Watch Co. Ltd.	167,300	1,161,008
CKD Corp.	44,700	957,161
Coca-Cola Bottlers Japan Holdings Inc.	166,900	2,670,898
Colowide Co. Ltd.(b)	76,600	830,945
Comforia Residential REIT Inc.	504	1,062,877
COMSYS Holdings Corp.	71,700	1,808,093
Cosmo Energy Holdings Co. Ltd.	92,600	2,114,556
Cosmos Pharmaceutical Corp.	31,700	1,418,302
Cover Corp.(a)	38,400	455,372
CRE Logistics REIT Inc.	1,067	1,087,160
Create Restaurants Holdings Inc.	343,200	1,636,228
Create SD Holdings Co. Ltd.	22,100	458,008
Credit Saison Co. Ltd.	128,800	3,137,632

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
CyberAgent Inc.	365,300	$3,641,405
Dai Nippon Printing Co. Ltd.	361,800	6,038,577
Daicel Corp.	211,300	1,818,045
Daido Steel Co. Ltd.	99,900	945,243
Daifuku Co. Ltd.	270,200	8,613,107
Daihen Corp.	20,400	1,334,897
Dai-ichi Life Holdings Inc.	3,296,100	23,135,308
Daiichi Sankyo Co. Ltd.	1,553,200	37,103,022
Daiichikosho Co. Ltd.	46,600	476,458
Daikin Industries Ltd.	229,300	26,640,077
Daio Paper Corp.	99,200	522,855
Daiseki Co. Ltd.	29,460	619,649
Daishi Hokuetsu Financial Group Inc.	180,400	1,739,790
Daito Trust Construction Co. Ltd.	208,100	3,890,649
Daiwa House Industry Co. Ltd.	543,400	18,436,501
Daiwa House REIT Investment Corp.	3,972	3,422,866
Daiwa Office Investment Corp.	376	919,811
Daiwa Securities Group Inc.	1,275,200	9,813,877
Daiwa Securities Living Investments Corp.	1,744	1,249,448
Daiwabo Holdings Co. Ltd.	132,700	2,478,838
DCM Holdings Co. Ltd.	108,500	1,006,063
DeNA Co. Ltd.(b)	72,000	1,262,341
Denka Co. Ltd.	52,200	757,598
Denso Corp.	1,668,800	23,316,108
Dentsu Group Inc.	173,800	3,442,082
Dentsu Soken Inc.	24,200	1,198,439
Dexerials Corp.	169,400	2,732,406
DIC Corp.	49,800	1,171,696
Digital Arts Inc.	15,000	733,844
Digital Garage Inc.	29,900	638,690
Dip Corp.	21,900	300,569
Disco Corp.	75,500	25,072,262
DMG Mori Co. Ltd.	146,600	2,273,684
Dowa Holdings Co. Ltd.	53,100	1,925,365
DTS Corp.	174,400	1,452,889
Duskin Co. Ltd.	34,400	829,347
Earth Corp.	19,000	620,748
East Japan Railway Co.	827,800	20,219,008
Ebara Corp.	404,300	10,781,597
EDION Corp.	88,100	1,158,907
eGuarantee Inc.	21,900	225,894
Eiken Chemical Co. Ltd.	38,200	583,907
Eisai Co. Ltd.	203,500	6,044,068
Elecom Co. Ltd.	113,600	1,328,434
Electric Power Development Co. Ltd.	157,400	2,991,502
en, Inc.	18,500	186,609
ENEOS Holdings Inc.	2,545,900	16,061,353
EXEO Group Inc.	165,800	2,391,293
Ezaki Glico Co. Ltd.	48,300	1,543,494
FANUC Corp.	837,200	27,938,554
Fast Retailing Co. Ltd.	171,900	63,107,883
FCC Co. Ltd.	48,500	979,702
Ferrotec Corp.	49,100	1,609,536
Food & Life Companies Ltd.	118,900	5,799,155
FP Corp.	30,500	495,631
Freee KK(a)(b)	39,200	875,060
Frontier Real Estate Investment Corp.	2,305	1,353,903
Fuji Corp./Aichi	50,800	985,865
Fuji Electric Co. Ltd.	137,900	9,849,006
Fuji Kyuko Co. Ltd.	14,900	239,614
Fuji Media Holdings Inc.	39,600	882,141
Fuji Oil Co. Ltd.	32,300	668,095
Security	Shares	Value
Japan (continued)
Fuji Seal International Inc.	38,600	$678,687
FUJIFILM Holdings Corp.	993,300	23,021,401
Fujikura Ltd.	231,500	31,524,286
Fujimi Inc.	40,500	633,348
Fujitec Co. Ltd.	71,700	2,630,861
Fujitsu Ltd.	1,569,100	40,891,432
Fukuoka Financial Group Inc.	163,000	4,736,839
Fukuoka REIT Corp.	544	667,142
Fukuyama Transporting Co. Ltd.	16,400	407,368
Funai Soken Holdings Inc.	27,500	433,225
Furukawa Electric Co. Ltd.	60,300	4,268,375
Furuno Electric Co. Ltd.	23,000	1,334,358
Fuso Chemical Co. Ltd.	18,600	616,636
Future Corp.	42,800	603,470
Fuyo General Lease Co. Ltd.	26,400	690,216
GENDA Inc.(a)	73,600	352,804
Global One Real Estate Investment Corp.	1,342	1,233,886
Glory Ltd.	31,200	745,505
GLP J-REIT	3,564	3,230,749
GMO internet group Inc.	53,600	1,200,492
GMO Payment Gateway Inc.	36,300	1,980,177
GNI Group Ltd.(a)	51,500	811,889
Goldwin Inc.	80,700	1,332,993
Gree Inc.	88,700	231,697
GS Yuasa Corp.	66,000	1,843,020
GungHo Online Entertainment Inc.	44,500	752,530
Gunma Bank Ltd. (The)	351,700	3,655,790
H.U. Group Holdings Inc.	53,900	1,315,179
H2O Retailing Corp.	71,400	965,986
Hachijuni Bank Ltd. (The)	376,400	3,791,531
Hakuhodo DY Holdings Inc.	196,600	1,423,061
Hamakyorex Co. Ltd.	59,600	591,200
Hamamatsu Photonics KK	249,900	2,797,185
Hankyu Hanshin Holdings Inc.	194,900	5,233,838
Hankyu Hanshin REIT Inc.	660	759,110
Hanwa Co. Ltd.	25,300	1,055,276
Happinet Corp.	16,700	680,254
Harmonic Drive Systems Inc.	62,000	1,141,543
Haseko Corp.	205,500	3,318,616
Hazama Ando Corp.	153,300	1,715,368
Heiwa Corp.	56,800	738,364
Heiwa Real Estate Co. Ltd.	36,800	538,590
Heiwa Real Estate REIT Inc.	1,071	1,072,350
Heiwado Co. Ltd.	26,200	481,942
Hikari Tsushin Inc.	12,700	3,364,056
Hino Motors Ltd.(a)	261,900	594,954
Hioki EE Corp	11,900	457,103
Hirogin Holdings Inc.	350,800	3,277,467
Hirose Electric Co. Ltd.	23,705	3,175,692
HIS Co. Ltd.	39,900	338,722
Hisamitsu Pharmaceutical Co. Inc.	42,500	1,104,731
Hitachi Construction Machinery Co. Ltd.	75,300	2,450,786
Hitachi Ltd.	4,093,400	139,826,367
Hogy Medical Co. Ltd.	22,200	770,683
Hokkaido Electric Power Co. Inc.(b)	142,000	988,238
Hokuetsu Corp.(b)	166,900	885,123
Hokuhoku Financial Group Inc.	86,600	2,121,497
Hokuriku Electric Power Co.	127,100	706,862
Honda Motor Co. Ltd.	3,675,900	37,153,215
Horiba Ltd.	27,100	2,517,810
Hoshino Resorts REIT Inc.	535	894,019
Hoshizaki Corp.	82,100	2,888,706

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Hosiden Corp.	118,400	$1,887,425
House Foods Group Inc.	58,200	1,090,617
Hoya Corp.	318,700	51,767,081
Hulic Co. Ltd.	324,300	3,350,459
Hulic REIT Inc.	1,154	1,284,409
Ibiden Co. Ltd.	108,000	10,165,451
Ichibanya Co. Ltd.	116,600	680,605
Ichigo Inc.	167,300	407,847
Ichigo Office REIT Investment Corp.	988	608,515
Idec Corp./Japan	33,200	505,394
Idemitsu Kosan Co. Ltd.	781,300	5,432,965
IHI Corp.	990,600	20,509,473
Iida Group Holdings Co. Ltd.	128,100	1,961,642
Inaba Denki Sangyo Co. Ltd.	33,300	980,586
Inabata & Co. Ltd.	28,700	642,784
Industrial & Infrastructure Fund Investment Corp.	2,390	2,220,557
Infomart Corp.	208,700	442,858
Infroneer Holdings Inc.	207,052	2,218,174
Inpex Corp.	740,800	13,669,331
Internet Initiative Japan Inc.	146,100	2,636,009
Invincible Investment Corp.	8,474	3,786,128
Isetan Mitsukoshi Holdings Ltd.	320,500	5,029,955
Isuzu Motors Ltd.	513,300	6,298,336
Ito En Ltd.	45,200	931,617
ITOCHU Corp.	1,052,000	60,935,261
Itoham Yonekyu Holdings Inc.	43,880	1,569,024
Iwatani Corp.	175,400	1,826,045
Iyogin Holdings Inc., NVS	230,600	3,603,329
Izumi Co. Ltd.	19,400	361,646
J Front Retailing Co. Ltd.	270,100	4,062,481
JAFCO Group Co. Ltd.	39,300	614,257
Japan Airlines Co. Ltd.	159,800	2,878,860
Japan Airport Terminal Co. Ltd.	42,700	1,326,750
Japan Aviation Electronics Industry Ltd.	39,100	583,952
Japan Elevator Service Holdings Co. Ltd.	128,400	1,511,542
Japan Excellent Inc.	827	789,382
Japan Exchange Group Inc.	877,400	9,784,029
Japan Hotel REIT Investment Corp.	6,434	3,748,088
Japan Lifeline Co. Ltd.	65,700	623,628
Japan Logistics Fund Inc.	2,168	1,403,745
Japan Material Co. Ltd.	148,800	1,859,107
Japan Metropolitan Fund Invest	7,494	5,797,148
Japan Petroleum Exploration Co. Ltd.	192,200	1,606,314
Japan Post Bank Co. Ltd.	1,589,800	17,813,833
Japan Post Holdings Co. Ltd.	1,703,000	15,958,899
Japan Post Insurance Co. Ltd.	164,900	4,264,695
Japan Prime Realty Investment Corp.	3,142	2,137,384
Japan Real Estate Investment Corp.	6,283	5,182,047
Japan Securities Finance Co. Ltd.	94,300	1,082,898
Japan Steel Works Ltd. (The)	53,300	3,490,786
Japan Tobacco Inc.	1,105,700	38,514,719
JCU Corp.	21,300	628,223
Jeol Ltd.	33,900	1,139,283
JFE Holdings Inc.	429,000	4,916,432
JGC Holdings Corp.	203,700	2,060,319
JINS Holdings Inc.	15,700	792,590
JMDC Inc.	27,700	877,869
Joyful Honda Co. Ltd.	129,300	1,710,220
JTEKT Corp.	202,900	2,029,820
Justsystems Corp.	29,100	939,864
JVCKenwood Corp.	157,200	1,259,530
JX Advanced Metals Corp.	347,800	4,621,672
Security	Shares	Value
Japan (continued)
Kadokawa Corp.	108,900	$2,444,931
Kagome Co. Ltd.	74,700	1,290,570
Kajima Corp.	371,900	11,989,227
Kakaku.com Inc.	155,200	2,759,069
Kaken Pharmaceutical Co. Ltd.	34,500	820,597
Kamigumi Co. Ltd.	114,900	3,449,093
Kanadevia Corp.	144,700	1,072,180
Kanamoto Co. Ltd.	28,700	668,427
Kandenko Co. Ltd.	138,700	4,238,971
Kaneka Corp.	19,800	546,274
Kanematsu Corp.	131,300	2,658,279
Kansai Electric Power Co. Inc. (The)	839,800	13,101,006
Kansai Paint Co. Ltd.	170,600	2,738,199
Kao Corp.	398,900	16,881,299
Kasumigaseki Capital Co. Ltd.(b)	20,400	1,112,117
Katitas Co. Ltd.	25,100	408,051
Kato Sangyo Co. Ltd.	14,800	568,120
Kawasaki Heavy Industries Ltd.	149,100	11,939,420
Kawasaki Kisen Kaisha Ltd.	345,900	4,955,899
KDDI Corp.	2,768,400	44,129,262
KDX Realty Investment Corp.	3,537	3,916,009
Keihan Holdings Co. Ltd.	72,000	1,458,674
Keikyu Corp.	163,700	1,527,182
Keio Corp.	77,700	1,842,856
Keisei Electric Railway Co. Ltd.	396,300	3,163,068
Kewpie Corp.	77,800	2,156,652
Keyence Corp.	172,800	64,132,042
KH Neochem Co. Ltd.	26,500	473,897
Kikkoman Corp.	633,900	5,047,767
Kinden Corp.	142,200	5,696,125
Kintetsu Group Holdings Co. Ltd.	160,200	3,040,117
Kirin Holdings Co. Ltd.	755,800	10,628,603
Kissei Pharmaceutical Co. Ltd.	28,900	754,697
Kitz Corp.	141,800	1,589,660
Kiyo Bank Ltd. (The)	116,800	2,274,878
Kobayashi Pharmaceutical Co. Ltd.	34,700	1,153,778
Kobe Bussan Co. Ltd.	134,600	3,123,272
Kobe Steel Ltd.	312,500	3,677,927
Koei Tecmo Holdings Co. Ltd.	141,180	1,900,274
Kohnan Shoji Co. Ltd.	21,900	530,204
Koito Manufacturing Co. Ltd.	125,300	1,865,744
Kokusai Electric Corp., NVS	147,800	5,400,823
Kokuyo Co. Ltd.	454,000	2,605,234
Komatsu Ltd.	822,200	27,503,369
KOMEDA Holdings Co. Ltd.	69,500	1,309,402
Komeri Co. Ltd.	22,800	474,342
Konami Group Corp.	82,100	13,672,538
Konica Minolta Inc.	396,400	1,361,215
Kose Corp.	26,400	1,011,397
Kotobuki Spirits Co. Ltd.	86,300	1,034,664
Kraftia Corp.	34,100	1,803,818
Krosaki Harima Corp.	26,900	721,379
K's Holdings Corp.	97,100	962,580
Kubota Corp.	933,500	12,086,173
Kumagai Gumi Co. Ltd.	131,400	1,193,058
Kura Sushi Inc.	19,400	417,885
Kuraray Co. Ltd.	231,100	2,504,328
Kureha Corp.	31,500	753,038
Kurita Water Industries Ltd.	77,600	2,939,797
Kusuri no Aoki Holdings Co. Ltd.	43,200	1,094,637
Kyocera Corp.	1,183,500	15,704,331
Kyorin Pharmaceutical Co. Ltd.	40,600	370,079

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Kyoritsu Maintenance Co. Ltd.	71,800	$1,397,362
Kyoto Financial Group Inc.	180,400	3,654,609
Kyowa Kirin Co. Ltd.	198,400	3,072,033
Kyushu Electric Power Co. Inc.	346,800	3,403,586
Kyushu Financial Group Inc.	375,400	2,151,559
Kyushu Railway Co.	120,100	3,045,834
LaSalle Logiport REIT	1,726	1,671,267
Lasertec Corp.	64,900	13,176,792
Leopalace21 Corp.	242,100	988,695
Lintec Corp.	22,600	574,362
Lion Corp.	239,900	2,363,980
Lixil Corp.	232,200	2,573,606
LY Corp.	2,645,400	7,773,548
M&A Capital Partners Co. Ltd.	10,900	208,134
M3 Inc.	378,600	5,306,022
Mabuchi Motor Co. Ltd.	141,900	2,506,807
Macnica Holdings Inc.	164,900	2,347,638
Makino Milling Machine Co. Ltd.	24,500	1,780,546
Makita Corp.	190,800	5,768,139
Mani Inc.	63,400	606,525
Marubeni Corp.	1,324,500	32,550,940
Maruha Nichiro Corp.	41,500	927,667
Marui Group Co. Ltd.	173,600	3,329,360
Maruichi Steel Tube Ltd.	183,400	1,550,701
Maruwa Co. Ltd./Aichi	8,200	2,318,444
Maruzen Showa Unyu Co. Ltd.	17,200	773,975
Matsui Securities Co. Ltd.	123,200	613,705
MatsukiyoCocokara & Co.	318,570	5,772,544
Mazda Motor Corp.	588,300	4,053,887
McDonald's Holdings Co. Japan Ltd.(b)	67,800	2,652,333
Mebuki Financial Group Inc.	841,900	5,253,128
Medipal Holdings Corp.	163,600	2,661,838
Megachips Corp.	19,300	1,011,576
Megmilk Snow Brand Co. Ltd.	34,700	636,420
Meidensha Corp.	32,800	1,298,980
MEIJI Holdings Co. Ltd.	180,300	3,470,765
Meiko Electronics Co. Ltd.	21,100	1,387,713
MEITEC Group Holdings Inc.	51,800	1,061,825
Menicon Co. Ltd.	63,500	495,048
Mercari Inc.(a)	116,500	1,727,505
Metaplanet Inc.(a)(b)	426,500	1,344,428
Micronics Japan Co. Ltd.	28,600	1,686,885
Milbon Co. Ltd.	28,200	423,561
Minebea Mitsumi Inc.	334,300	6,607,025
Mirai Corp.	3,061	958,846
Mirait One Corp.	74,700	1,447,485
MISUMI Group Inc.	224,900	3,506,422
Mitani Sekisan Co. Ltd.	6,700	327,393
Mitsubishi Chemical Group Corp.	1,197,200	6,253,665
Mitsubishi Corp.	2,939,200	70,577,977
Mitsubishi Electric Corp.	1,755,500	49,843,188
Mitsubishi Estate Co. Ltd.	986,900	20,914,263
Mitsubishi Estate Logistics REIT Investment Corp.	1,817	1,455,728
Mitsubishi Gas Chemical Co. Inc.	159,800	2,956,480
Mitsubishi HC Capital Inc.	657,030	5,139,728
Mitsubishi Heavy Industries Ltd.	2,901,800	87,604,384
Mitsubishi Logistics Corp.	318,400	2,308,729
Mitsubishi Materials Corp.	163,300	3,144,151
Mitsubishi Motors Corp.	753,200	1,835,491
Mitsubishi UFJ Financial Group Inc.	10,169,900	153,619,056
Mitsui & Co. Ltd.	2,245,500	55,220,483
Mitsui Chemicals Inc.	162,000	3,824,649
Security	Shares	Value
Japan (continued)
Mitsui E&S Co. Ltd.	80,300	$3,264,595
Mitsui Fudosan Accommodations Fund, Inc.	1,938	1,633,215
Mitsui Fudosan Co. Ltd.	2,505,900	26,092,433
Mitsui Fudosan Logistics Park Inc.	4,036	2,925,564
Mitsui High-Tec Inc.	184,900	922,196
Mitsui Kinzoku Co. Ltd.	48,700	4,960,460
Mitsui OSK Lines Ltd.	327,300	9,724,612
Miura Co. Ltd.	70,300	1,361,266
Mixi Inc.	36,100	728,488
Mizuho Financial Group Inc.	2,208,050	73,959,657
Mizuho Leasing Co. Ltd.	167,600	1,342,686
Mochida Pharmaceutical Co. Ltd.	24,900	475,672
Modec Inc.	41,700	2,705,041
Monex Group Inc.	148,700	683,074
Money Forward Inc.(a)	42,100	1,226,300
Monogatari Corp. (The)	29,700	742,573
MonotaRO Co. Ltd.	221,400	3,088,995
Mori Hills REIT Investment Corp.	1,132	1,073,772
Mori Trust REIT Inc.	2,421	1,220,856
Morinaga & Co. Ltd./Japan	63,700	1,097,600
Morinaga Milk Industry Co. Ltd.	57,200	1,234,725
MOS Food Services Inc.	55,300	1,386,900
MS&AD Insurance Group Holdings Inc.	1,184,200	24,411,643
Murata Manufacturing Co. Ltd.	1,550,500	33,430,196
Musashi Seimitsu Industry Co. Ltd.	39,300	886,610
Nabtesco Corp.	79,400	1,988,941
Nachi-Fujikoshi Corp.	23,300	596,023
Nagase & Co. Ltd.	66,800	1,458,793
Nagawa Co. Ltd.(b)	9,000	349,300
Nagoya Railroad Co. Ltd.	160,700	1,757,892
Nakanishi Inc.	48,200	638,177
Namura Shipbuilding Co. Ltd.	54,600	1,851,817
Nankai Electric Railway Co. Ltd.	154,600	2,792,569
NEC Corp.	1,036,400	37,642,086
Nexon Co. Ltd.	329,300	6,715,905
Nextage Co. Ltd.	46,200	694,238
NGK Insulators Ltd.	184,700	3,116,175
NH Foods Ltd.	70,700	2,611,146
NHK Spring Co. Ltd.	211,600	3,967,048
Nichias Corp.	55,800	2,082,136
Nichicon Corp.	39,900	400,332
Nichiha Corp.	21,600	384,195
Nichirei Corp.	234,800	2,779,415
Nidec Corp.	749,200	9,115,348
Nifco Inc./Japan	56,800	1,646,037
Nihon Kohden Corp.	150,900	1,743,953
Nihon M&A Center Holdings Inc.	225,800	1,063,470
Nihon Parkerizing Co. Ltd.	64,800	562,831
Nikkon Holdings Co. Ltd.	125,500	2,830,534
Nikon Corp.	242,300	2,825,866
Nintendo Co. Ltd.	975,700	83,217,343
Nippn Corp., New	72,800	1,035,000
Nippon Building Fund Inc.	7,885	7,275,628
Nippon Densetsu Kogyo Co. Ltd.	25,900	483,186
Nippon Electric Glass Co. Ltd.	89,100	2,999,714
Nippon Express Holdings Inc.	160,200	3,408,300
Nippon Gas Co. Ltd.	127,200	2,435,058
Nippon Kayaku Co. Ltd.	136,200	1,245,469
Nippon Light Metal Holdings Co. Ltd.	150,570	2,192,642
Nippon Paint Holdings Co. Ltd.	834,600	5,308,910
Nippon Paper Industries Co. Ltd.	117,600	879,824
Nippon Prologis REIT Inc.	4,718	2,744,120

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Nippon REIT Investment Corp.	1,570	$991,346
Nippon Sanso Holdings Corp.	150,300	4,991,735
Nippon Shinyaku Co. Ltd.	54,700	1,144,519
Nippon Shokubai Co. Ltd.	61,500	712,560
Nippon Soda Co. Ltd.	47,600	1,055,241
Nippon Steel Corp.	4,150,300	17,107,651
Nippon Yusen KK	395,200	13,647,573
Nipro Corp.	157,600	1,538,388
Nishimatsu Construction Co. Ltd.	22,600	776,306
Nishimatsuya Chain Co. Ltd.	46,300	619,495
Nishi-Nippon Financial Holdings Inc.	99,300	1,696,865
Nishi-Nippon Railroad Co. Ltd.	36,900	536,040
Nissan Chemical Corp.	138,200	4,669,177
Nissan Motor Co. Ltd.(a)	2,001,000	4,573,751
Nissha Co. Ltd.	29,700	258,037
Nisshin Oillio Group Ltd. (The)	28,300	935,065
Nisshin Seifun Group Inc.	199,500	2,255,445
Nisshinbo Holdings Inc.	95,800	757,087
Nissin Foods Holdings Co. Ltd.	157,100	2,835,946
Nissui Corp.	331,800	2,311,655
Niterra Co. Ltd.	161,600	6,629,330
Nitori Holdings Co. Ltd.	335,700	5,439,076
Nitta Corp.	20,300	532,114
Nitto Boseki Co. Ltd.	20,400	1,151,469
Nitto Denko Corp.	663,800	16,531,841
Noevir Holdings Co. Ltd.	29,900	848,547
NOF Corp.	173,800	3,092,691
Nojima Corp.	180,300	1,331,304
NOK Corp.	72,100	1,280,245
Nomura Co. Ltd.	58,000	385,822
Nomura Holdings Inc.	2,769,500	19,763,426
Nomura Real Estate Holdings Inc.	507,800	2,899,980
Nomura Real Estate Master Fund Inc.	3,635	3,878,521
Nomura Research Institute Ltd.	330,900	12,777,058
NS Solutions Corp.(b)	50,600	1,274,960
NSD Co. Ltd.	63,300	1,352,443
NSK Ltd.	364,500	1,836,718
NTN Corp.	538,600	1,202,453
NTT Inc.	26,764,800	27,547,767
NTT UD REIT Investment Corp.	1,233	1,091,852
Nxera Pharma Co. Ltd.(a)	187,400	1,090,118
Obayashi Corp.	620,500	10,497,272
OBIC Business Consultants Co. Ltd.	30,900	1,768,417
Obic Co. Ltd.	269,200	8,350,872
Odakyu Electric Railway Co. Ltd.	243,200	2,572,156
Ogaki Kyoritsu Bank Ltd. (The)	28,800	689,418
Ohsho Food Service Corp.	46,800	1,022,908
Oji Holdings Corp.	672,000	3,390,496
Okamura Corp.	57,800	845,557
Oki Electric Industry Co. Ltd.	90,600	1,082,430
OKUMA Corp.	29,400	654,525
Okumura Corp.	30,900	979,540
Olympus Corp.	1,029,400	12,668,788
Omron Corp.	164,500	4,587,043
Ono Pharmaceutical Co. Ltd.	341,400	4,166,245
Open House Group Co. Ltd.	53,000	2,550,515
Open Up Group Inc.	89,500	998,405
Oracle Corp./Japan	27,500	2,535,220
Organo Corp.	28,000	2,402,937
Orient Corp.	33,820	211,368
Oriental Land Co. Ltd./Japan	968,300	19,596,133
ORIX Corp.	1,024,700	25,066,244
Security	Shares	Value
Japan (continued)
Orix JREIT Inc.	5,194	$3,515,715
Osaka Gas Co. Ltd.	329,200	10,358,227
OSG Corp.	50,200	727,814
Otsuka Corp.	196,200	3,878,886
Otsuka Holdings Co. Ltd.	380,600	20,713,771
PAL GROUP Holdings Co. Ltd.	90,200	1,160,641
PALTAC Corp.	13,500	398,148
Pan Pacific International Holdings Corp.	1,694,600	10,080,511
Panasonic Holdings Corp.	2,154,200	25,030,134
Paramount Bed Holdings Co. Ltd.	38,200	874,811
Park24 Co. Ltd.	107,600	1,257,488
Pasona Group Inc.	21,900	270,806
Penta-Ocean Construction Co. Ltd.	272,200	2,491,989
PeptiDream Inc.(a)	87,500	885,943
Persol Holdings Co. Ltd.	1,903,300	3,157,318
Pigeon Corp.	95,400	1,079,125
Pilot Corp.	23,600	712,627
PKSHA Technology Inc.(a)	30,300	876,969
Pola Orbis Holdings Inc.	46,500	400,637
Prestige International Inc.	128,900	553,559
Prima Meat Packers Ltd.	19,800	318,067
Raito Kogyo Co. Ltd.	36,500	763,866
Rakus Co. Ltd.	167,200	1,349,772
Rakuten Bank Ltd., NVS(a)	81,400	4,467,829
Rakuten Group Inc.(a)	1,401,100	9,166,281
Recruit Holdings Co. Ltd.	1,209,700	59,986,523
Relo Group Inc.	58,300	627,591
Renesas Electronics Corp.	1,510,700	18,656,490
Rengo Co. Ltd.	124,200	756,431
Resona Holdings Inc.	1,967,700	18,970,743
Resonac Holdings Corp.	162,200	6,319,267
Resorttrust Inc.	140,100	1,650,966
Ricoh Co. Ltd.	427,300	3,665,714
Riken Keiki Co. Ltd.	30,600	696,945
Rinnai Corp.	66,900	1,516,333
Rohm Co. Ltd.	258,400	4,137,933
Rohto Pharmaceutical Co. Ltd.	161,800	2,509,529
Rorze Corp.	130,700	1,820,049
Round One Corp.	175,200	1,257,972
RS Technologies Co. Ltd.	29,700	740,408
Ryohin Keikaku Co. Ltd.	470,200	9,668,833
Saizeriya Co. Ltd.	26,700	873,037
Sakai Moving Service Co. Ltd.	12,400	226,706
Sakata Seed Corp.	32,700	837,878
Sakura Internet Inc.(b)	32,700	729,619
San-A Co. Ltd.	40,800	709,702
San-Ai Obbli Co. Ltd.	47,800	633,107
SanBio Co. Ltd.(a)	58,500	1,072,861
Sangetsu Corp.	65,900	1,288,599
San-In Godo Bank Ltd. (The)	152,500	1,340,883
Sanken Electric Co. Ltd.(a)	20,000	961,275
Sanki Engineering Co. Ltd.	39,200	1,347,148
Sankyo Co. Ltd.	217,400	3,771,315
Sankyu Inc.	37,300	1,904,542
Sanrio Co. Ltd.	171,200	7,922,855
Sansan Inc.(a)	59,900	706,587
Santen Pharmaceutical Co. Ltd.	238,200	2,333,828
Sanwa Holdings Corp.	161,600	4,407,108
Sapporo Holdings Ltd.	56,200	2,700,772
Sawai Group Holdings Co. Ltd.	142,400	1,700,578
SBI Holdings Inc.	240,100	10,729,355
SCREEN Holdings Co. Ltd.	60,000	5,687,860

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
SCSK Corp.	144,600	$5,313,561
Secom Co. Ltd.	368,800	12,467,212
Sega Sammy Holdings Inc.	179,700	3,325,115
Seibu Holdings Inc.	190,700	6,702,730
Seiko Epson Corp.	207,100	2,624,083
Seiko Group Corp.	24,100	1,106,764
Seino Holdings Co. Ltd.	72,600	1,025,980
Seiren Co. Ltd.	40,500	829,371
Sekisui Chemical Co. Ltd.	338,500	5,864,270
Sekisui House Ltd.	591,600	12,692,933
Sekisui House REIT Inc.	3,489	1,795,680
Senko Group Holdings Co. Ltd.	129,200	1,686,339
Seria Co. Ltd.	41,900	797,855
Seven & i Holdings Co. Ltd.	1,963,900	24,980,404
Seven Bank Ltd.	987,400	1,813,859
SG Holdings Co. Ltd.	242,500	2,228,935
Sharp Corp./Japan(a)	184,700	1,025,299
Shibaura Machine Co. Ltd.	22,900	635,911
Shibaura Mechatronics Corp.	11,500	1,354,571
SHIFT Inc.(a)	201,900	1,391,713
Shiga Bank Ltd. (The)	31,100	1,256,261
Shikoku Electric Power Co. Inc.	105,600	942,836
Shimadzu Corp.	205,700	5,530,339
Shimamura Co. Ltd.	36,200	2,333,803
Shimano Inc.	58,300	6,107,848
Shimizu Corp.	419,100	5,625,643
Shin-Etsu Chemical Co. Ltd.	1,540,300	46,299,766
Shionogi & Co. Ltd.	750,500	12,587,832
Ship Healthcare Holdings Inc.	64,000	957,404
Shiseido Co. Ltd.	340,200	5,730,279
Shizuoka Financial Group Inc., NVS	340,600	4,587,069
SHO-BOND Holdings Co. Ltd.	33,700	1,069,352
Shochiku Co. Ltd.	7,800	627,406
Shoei Co. Ltd.	52,200	554,476
Sinfonia Technology Co. Ltd.	21,000	1,445,368
Skylark Holdings Co. Ltd.	192,400	3,480,703
SMC Corp.	46,600	15,952,225
SMS Co. Ltd.	116,300	1,002,399
Socionext Inc.	181,900	4,093,577
SoftBank Corp.	26,507,100	37,666,535
SoftBank Group Corp.	842,800	147,884,868
Sojitz Corp.	191,160	5,071,560
Sompo Holdings Inc.	826,500	25,187,971
Sony Financial Holdings Inc.(a)	5,478,000	5,523,854
Sony Group Corp.	5,459,000	152,030,854
SOSiLA Logistics REIT Inc.	1,113	891,001
Sotetsu Holdings Inc.	142,100	2,382,058
Square Enix Holdings Co. Ltd.	200,500	3,878,630
Stanley Electric Co. Ltd.	147,400	2,895,261
Star Asia Investment Corp.	3,225	1,283,531
Starts Corp. Inc.	19,400	602,639
Subaru Corp.	576,400	12,261,826
Sugi Holdings Co. Ltd.	86,900	1,876,602
SUMCO Corp.	302,800	3,085,780
Sumitomo Bakelite Co. Ltd.	55,900	1,859,346
Sumitomo Chemical Co. Ltd.	1,392,800	4,096,676
Sumitomo Corp.	966,400	28,113,487
Sumitomo Electric Industries Ltd.	658,200	23,996,263
Sumitomo Forestry Co. Ltd.	423,200	4,402,453
Sumitomo Heavy Industries Ltd.	69,100	1,847,496
Sumitomo Metal Mining Co. Ltd.	201,400	6,588,285
Sumitomo Mitsui Financial Group Inc.	3,306,800	89,527,609
Security	Shares	Value
Japan (continued)
Sumitomo Mitsui Trust Group Inc.	617,000	$16,946,862
Sumitomo Osaka Cement Co. Ltd.	26,300	656,979
Sumitomo Pharma Co. Ltd.(a)	215,700	2,351,554
Sumitomo Realty & Development Co. Ltd.	252,300	10,772,450
Sumitomo Rubber Industries Ltd.	186,900	2,188,864
Sumitomo Warehouse Co. Ltd. (The)	36,000	759,307
Sun Corp.	12,800	716,788
Sundrug Co. Ltd.	88,800	2,397,041
Suntory Beverage & Food Ltd.	140,100	4,240,780
Suruga Bank Ltd.	219,700	2,199,221
Suzuken Co. Ltd.	51,300	1,948,196
Suzuki Motor Corp.	1,432,300	21,382,621
SWCC Corp.	26,600	1,292,382
Synspective Inc., NVS(a)(b)	41,200	252,926
Sysmex Corp.	423,600	4,722,107
Systena Corp.	278,200	957,388
T Hasegawa Co. Ltd.	24,300	425,748
T&D Holdings Inc.	405,700	8,712,618
Tadano Ltd.	129,000	895,935
Taiheiyo Cement Corp.	141,600	3,841,820
Taikisha Ltd.	35,800	708,764
Taisei Corp.	159,100	11,576,328
Taiyo Holdings Co. Ltd.	34,200	1,829,475
Taiyo Yuden Co. Ltd.	126,100	3,581,467
Takara Bio Inc.	43,500	260,134
Takara Holdings Inc.	153,500	1,563,434
Takasago Thermal Engineering Co. Ltd.	79,200	2,350,194
Takashimaya Co. Ltd.	367,200	3,927,701
Takeda Pharmaceutical Co. Ltd.	1,391,054	37,541,061
Takeuchi Manufacturing Co. Ltd.	32,400	1,335,774
Takuma Co. Ltd.	131,300	2,013,782
TDK Corp.	1,822,700	31,846,584
Teijin Ltd.	116,700	1,020,953
Terumo Corp.	1,256,000	20,272,988
THK Co. Ltd.	139,000	3,701,225
Timee Inc.(a)(b)	47,900	461,905
TIS Inc.	183,600	6,325,172
TKC Corp.	23,300	609,630
Toagosei Co. Ltd.	168,200	1,668,517
Tobu Railway Co. Ltd.	159,900	2,578,860
Tocalo Co. Ltd.	140,900	2,065,011
Toda Corp.	152,000	1,023,987
Toei Animation Co. Ltd.	47,900	897,741
Toei Co. Ltd.	25,900	920,712
Toho Co. Ltd./Tokyo	93,100	5,457,228
Toho Gas Co. Ltd.	57,300	1,710,977
Toho Holdings Co. Ltd.	47,500	1,523,271
Tohoku Electric Power Co. Inc.	380,400	2,602,779
Tokai Carbon Co. Ltd.	158,500	1,061,762
TOKAI Holdings Corp.	105,900	701,103
Tokai Rika Co. Ltd.	42,300	759,894
Tokai Tokyo Financial Holdings Inc.	201,400	746,261
Tokio Marine Holdings Inc.	1,620,800	60,444,767
Tokuyama Corp.	48,000	1,191,670
Tokyo Century Corp.	61,600	726,994
Tokyo Electric Power Co. Holdings Inc.(a)	1,341,800	6,705,588
Tokyo Electron Ltd.	394,700	87,019,590
Tokyo Gas Co. Ltd.	315,600	11,075,722
Tokyo Kiraboshi Financial Group Inc.	32,700	1,557,004
Tokyo Metro Co. Ltd.	273,300	2,872,960
Tokyo Ohka Kogyo Co. Ltd.	119,900	4,375,574
Tokyo Seimitsu Co. Ltd.	36,700	2,524,721

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Tokyo Steel Manufacturing Co. Ltd.	92,500	$816,190
Tokyo Tatemono Co. Ltd.	163,000	3,043,248
Tokyu Construction Co. Ltd.	113,700	773,306
Tokyu Corp.	413,100	4,596,981
Tokyu Fudosan Holdings Corp.	404,300	3,258,127
Tokyu REIT Inc.	839	1,076,899
Tomy Co. Ltd.	72,000	1,481,166
Toppan Holdings Inc.	195,800	4,788,844
Toray Industries Inc.	1,272,900	7,793,240
Toridoll Holdings Corp.	40,200	1,164,363
Toshiba TEC Corp.	28,400	573,236
Tosoh Corp.	184,400	2,629,091
Totetsu Kogyo Co. Ltd.	20,500	562,647
TOTO Ltd.	153,500	3,893,468
Towa Corp.	58,800	899,865
Towa Pharmaceutical Co. Ltd.	23,400	430,782
Toyo Seikan Group Holdings Ltd.	145,500	3,266,509
Toyo Suisan Kaisha Ltd.	67,400	4,885,484
Toyo Tire Corp.	148,600	4,061,246
Toyobo Co. Ltd.	30,300	224,911
Toyoda Gosei Co. Ltd.	39,700	918,848
Toyota Boshoku Corp.	54,100	822,595
Toyota Industries Corp.	151,600	16,479,238
Toyota Motor Corp.	8,402,500	171,302,813
Toyota Tsusho Corp.	591,600	18,082,980
Transcosmos Inc.	15,800	374,422
TRE Holdings Corp.	50,500	506,032
Trend Micro Inc./Japan	130,700	6,669,940
Tri Chemical Laboratories Inc.	33,500	646,625
Trusco Nakayama Corp.	43,400	684,271
TS Tech Co. Ltd.	66,600	789,328
Tsubakimoto Chain Co.	131,900	1,846,091
Tsumura & Co.	48,300	1,120,395
Tsuruha Holdings Inc.	160,600	2,789,736
UACJ Corp.	158,600	2,047,979
UBE Corp.	149,200	2,193,392
Ulvac Inc.	42,600	1,932,308
U-Next Holdings Co. Ltd.	46,200	609,796
Unicharm Corp.	1,020,600	6,314,594
United Urban Investment Corp.	2,362	2,858,650
Ushio Inc.	67,300	1,115,815
USS Co. Ltd.	365,800	4,037,655
UT Group Co. Ltd.	21,900	389,979
Valor Holdings Co. Ltd.	23,000	421,027
Visional Inc.(a)	20,300	1,409,484
Wacoal Holdings Corp.	44,900	1,565,715
Wacom Co. Ltd.	214,900	1,166,436
Welcia Holdings Co. Ltd.	141,300	2,818,482
West Holdings Corp.	30,800	294,590
West Japan Railway Co.	362,900	7,458,364
Yakult Honsha Co. Ltd.	227,600	3,407,356
Yamada Holdings Co. Ltd.	392,800	1,180,839
Yamaguchi Financial Group Inc.	218,400	2,502,174
Yamaha Corp.	395,200	2,493,898
Yamaha Motor Co. Ltd.	825,500	5,947,531
Yamato Holdings Co. Ltd.	198,300	2,899,325
Yamato Kogyo Co. Ltd.	31,700	1,998,098
Yamazaki Baking Co. Ltd.	134,700	2,647,207
Yaskawa Electric Corp.	207,200	5,683,144
Yokogawa Bridge Holdings Corp.	33,500	597,986
Yokogawa Electric Corp.	181,500	5,429,472
Yokohama Financial Group, Inc.	937,200	6,808,040
Security	Shares	Value
Japan (continued)
Yokohama Rubber Co. Ltd. (The)	144,800	$5,167,769
Yonex Co. Ltd.	48,700	1,252,591
Yoshinoya Holdings Co. Ltd.(b)	60,200	1,188,317
Zenkoku Hosho Co. Ltd.	67,800	1,393,490
Zensho Holdings Co. Ltd.	79,100	4,925,243
Zeon Corp.	95,700	981,929
Zojirushi Corp.	34,000	366,488
ZOZO Inc.	419,700	3,628,100
		5,072,233,284
Netherlands — 3.9%
Aalberts NV	109,660	3,474,165
ABN AMRO Bank NV, CVA(c)	482,127	14,405,309
Adyen NV(a)(c)	22,493	38,541,400
Aegon Ltd.	1,221,890	9,311,688
AerCap Holdings NV	167,041	21,755,420
Akzo Nobel NV	146,649	9,691,319
Allfunds Group PLC	436,422	3,317,566
Arcadis NV	62,525	2,985,991
ASM International NV	40,775	26,456,638
ASML Holding NV	348,654	368,635,135
ASR Nederland NV	140,643	9,386,322
Basic-Fit NV(a)(c)	48,123	1,428,484
BE Semiconductor Industries NV	71,525	12,194,732
Coca-Cola Europacific Partners PLC	201,211	17,873,573
Corbion NV	55,251	1,124,538
CVC Capital Partners PLC(c)	174,567	2,915,548
DSM-Firmenich AG	164,619	13,417,914
Eurocommercial Properties NV	54,260	1,620,208
EXOR NV, NVS	85,012	7,367,136
Flow Traders Ltd.(a)	44,205	1,215,507
Fugro NV	118,125	1,206,327
Heineken Holding NV	122,511	8,273,295
Heineken NV	251,261	19,455,718
IMCD NV	52,390	5,428,844
ING Groep NV	2,730,166	68,171,329
InPost SA(a)	204,775	2,579,439
JDE Peet's NV	136,019	4,950,289
Koninklijke Ahold Delhaize NV	811,776	33,226,482
Koninklijke BAM Groep NV	260,381	2,417,087
Koninklijke Heijmans NV	26,377	1,868,653
Koninklijke KPN NV	3,462,933	16,024,588
Koninklijke Philips NV	705,355	19,323,333
Koninklijke Vopak NV	77,467	3,510,570
NN Group NV	229,435	15,701,349
OCI NV	108,685	426,343
Pharming Group NV(a)	1,053,555	1,380,657
PostNL NV(b)	544,918	602,973
Prosus NV	1,177,309	81,373,776
Randstad NV	89,414	3,504,213
SBM Offshore NV	165,075	4,268,678
Signify NV(c)	149,303	3,573,938
TKH Group NV	42,507	1,879,154
Universal Music Group NV	957,631	25,685,559
Van Lanschot Kempen NV	27,129	1,586,162
Wolters Kluwer NV	211,579	25,936,525
		919,473,874
New Zealand — 0.2%
Auckland International Airport Ltd.	1,151,336	5,358,556
Contact Energy Ltd.	804,275	4,287,450
EBOS Group Ltd.	175,252	2,898,322
Fisher & Paykel Healthcare Corp. Ltd.	516,246	10,960,148

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
New Zealand (continued)
Fletcher Building Ltd.(a)	1,038,447	$1,935,800
Goodman Property Trust	1,615,217	1,959,533
Infratil Ltd.	771,079	5,450,004
Mercury NZ Ltd.	650,462	2,411,285
Meridian Energy Ltd.	1,298,636	4,396,366
Ryman Healthcare Ltd.(a)	964,096	1,578,793
Spark New Zealand Ltd.	1,824,352	2,557,615
		43,793,872
Norway — 0.7%
Aker ASA, Class A	28,462	2,211,629
Aker BP ASA	306,910	7,954,165
Atea ASA	96,727	1,474,408
Austevoll Seafood ASA	143,361	1,346,058
Bakkafrost P/F	51,303	2,355,712
BlueNord ASA	17,449	796,817
BW LPG Ltd.(b)(c)	118,695	1,571,844
DNB Bank ASA	811,772	20,720,824
DNO ASA	946,932	1,293,016
Entra ASA(c)	64,383	715,702
Equinor ASA	710,570	17,019,070
Frontline PLC(b)	174,668	4,290,288
Gjensidige Forsikring ASA	184,646	4,969,238
Hoegh Autoliners ASA	144,782	1,297,328
Kongsberg Gruppen ASA	411,672	10,494,868
Leroy Seafood Group ASA	325,800	1,534,033
Mowi ASA	432,212	9,501,323
NORBIT ASA	41,559	836,647
Nordic Semiconductor ASA(a)	163,144	2,359,570
Norsk Hydro ASA	1,286,797	8,699,469
Norwegian Air Shuttle ASA	505,527	784,804
Orkla ASA	687,493	6,982,393
Protector Forsikring ASA	59,224	2,667,911
Salmar ASA	64,008	3,594,312
Scatec ASA(a)(c)	177,193	1,868,274
SpareBank 1 SMN	172,196	3,167,303
SpareBank 1 Sor-Norge ASA	244,248	4,204,335
Storebrand ASA	406,457	6,298,867
Subsea 7 SA	235,348	4,298,240
Telenor ASA	572,600	8,515,441
TGS ASA	197,190	1,701,697
TOMRA Systems ASA	250,099	3,053,196
Vend Marketplaces ASA, Class B	152,142	5,242,003
Yara International ASA	157,027	5,720,823
		159,541,608
Portugal — 0.2%
Banco Comercial Portugues SA, Class R	7,436,606	6,564,305
EDP Renovaveis SA	278,390	4,070,253
EDP SA	2,683,532	13,340,213
Galp Energia SGPS SA	395,573	7,947,485
Jeronimo Martins SGPS SA	228,598	5,887,545
Navigator Co. SA (The)	324,387	1,123,257
NOS SGPS SA	223,891	970,151
REN - Redes Energeticas Nacionais SGPS SA	626,115	2,356,841
Sonae SGPS SA	1,401,172	2,283,696
		44,543,746
Singapore — 1.6%
Bitdeer Technologies Group, Class A, NVS(a)(b)	91,021	2,020,666
CapitaLand Ascendas REIT	3,039,512	6,580,642
CapitaLand Ascott Trust	3,270,368	2,371,595
CapitaLand China Trust(b)	1,056,680	648,670
CapitaLand Integrated Commercial Trust	5,812,975	10,567,927
Security	Shares	Value
Singapore (continued)
CapitaLand Investment Ltd./Singapore	2,360,000	$4,781,453
CDL Hospitality Trusts(b)	715,290	453,175
City Developments Ltd.	647,900	3,598,733
ComfortDelGro Corp. Ltd.	2,917,000	3,270,745
DBS Group Holdings Ltd.	1,865,140	77,221,465
ESR-REIT	607,595	1,334,669
Frasers Centrepoint Trust	1,560,599	2,805,464
Frasers Logistics & Commercial Trust	2,967,287	2,175,998
Genting Singapore Ltd.	6,462,600	3,622,601
Golden Agri-Resources Ltd.	5,310,000	1,142,327
Grab Holdings Ltd., Class A(a)	2,128,562	12,792,658
Hafnia Ltd.	402,816	2,509,445
Keppel DC REIT	1,734,600	3,182,876
Keppel Infrastructure Trust	6,959,125	2,459,443
Keppel Ltd.	1,358,500	10,623,942
Keppel REIT	1,925,140	1,553,395
Mapletree Industrial Trust	1,929,040	3,154,779
Mapletree Logistics Trust(b)	3,743,034	3,851,808
Mapletree Pan Asia Commercial Trust(b)	2,205,600	2,440,196
NetLink NBN Trust	3,673,100	2,765,153
Oversea-Chinese Banking Corp. Ltd.	2,924,300	38,253,931
Parkway Life REIT	502,400	1,582,348
SATS Ltd.	1,180,363	3,099,863
Sea Ltd., ADR(a)(b)	342,517	53,518,281
Seatrium Ltd.	2,332,159	3,890,593
Sembcorp Industries Ltd.	768,300	3,849,602
Singapore Airlines Ltd.	1,311,800	6,677,739
Singapore Exchange Ltd.	732,900	9,509,782
Singapore Post Ltd.(b)	1,666,900	538,514
Singapore Technologies Engineering Ltd.	1,468,700	9,568,664
Singapore Telecommunications Ltd.	6,851,500	22,363,636
Starhill Global REIT	1,300,300	579,799
Suntec REIT(b)	1,462,300	1,505,413
United Overseas Bank Ltd.	1,094,900	29,121,550
UOL Group Ltd.	356,600	2,178,545
Venture Corp. Ltd.	270,800	3,098,979
Wilmar International Ltd.	1,800,100	4,325,833
Yangzijiang Financial Holding Ltd.(b)	2,209,900	1,795,995
Yangzijiang Shipbuilding Holdings Ltd.	2,623,300	7,084,893
		370,473,785
Spain — 2.9%
Acciona SA	20,993	4,646,633
Acerinox SA	194,964	2,510,717
ACS Actividades de Construccion y Servicios SA	174,724	14,346,524
Aena SME SA(c)	649,210	17,633,302
Almirall SA	95,745	1,378,011
Amadeus IT Group SA	388,774	29,718,154
Banco Bilbao Vizcaya Argentaria SA	5,076,573	102,273,005
Banco de Sabadell SA	4,762,926	17,855,710
Banco Santander SA	13,355,260	136,092,585
Bankinter SA	678,099	10,221,824
CaixaBank SA	3,466,075	36,635,531
Cellnex Telecom SA(c)	461,412	14,364,556
CIE Automotive SA	33,530	1,124,493
Colonial SFL Socimi SA	353,173	2,234,796
Construcciones y Auxiliar de Ferrocarriles SA	16,209	1,023,470
Enagas SA	214,659	3,405,829
Endesa SA	312,774	11,208,535
Ferrovial SE	441,292	27,079,591
Fluidra SA	126,801	3,670,180
Gestamp Automocion SA(c)	132,928	514,349
Grifols SA	258,483	3,349,393

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Spain (continued)
Iberdrola SA	5,657,532	$114,656,903
Indra Sistemas SA	99,100	5,481,956
Industria de Diseno Textil SA	947,357	52,313,418
International Consolidated Airlines Group SA, Class DI	962,884	5,286,170
Laboratorios Farmaceuticos Rovi SA	26,379	1,859,856
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	610,501	809,248
Logista Integral SA	84,016	2,800,018
Melia Hotels International SA	109,055	902,440
Merlin Properties SOCIMI SA	425,770	6,632,758
Neinor Homes SA(c)	35,849	712,824
Pharma Mar SA	16,673	1,409,626
Prosegur Cia. de Seguridad SA	64,555	210,754
Redeia Corp. SA	57,325	1,031,957
Repsol SA	1,069,326	19,621,440
Sacyr SA	558,049	2,454,860
Solaria Energia y Medio Ambiente SA(a)	78,521	1,357,856
Tecnicas Reunidas SA(a)	46,927	1,679,608
Telefonica SA	3,479,048	17,642,853
Unicaja Banco SA(c)	955,918	2,580,799
Vidrala SA	18,864	1,796,910
Viscofan SA	48,987	3,044,445
		685,573,887
Sweden — 3.6%
AAK AB	194,908	5,450,143
AddLife AB, Class B	123,398	2,665,843
AddTech AB, Class B	256,052	8,626,567
AFRY AB	90,708	1,556,104
Alfa Laval AB	255,489	12,142,798
Alleima AB	200,556	1,732,051
Ambea AB(c)	136,824	1,844,806
Arjo AB, Class B	256,339	813,430
Asmodee Group AB, Class B(a)	141,938	1,829,142
Assa Abloy AB, Class B	920,581	34,691,689
Atlas Copco AB, Class A	2,356,447	39,484,752
Atlas Copco AB, Class B	1,365,309	20,423,876
Avanza Bank Holding AB	144,963	5,571,589
Axfood AB	115,393	3,144,360
Beijer Ref AB, Class B	345,037	5,452,295
Betsson AB, Class B	155,422	2,422,190
Billerud Aktiebolag	203,169	1,880,008
Boliden AB(a)	257,989	11,568,862
BoneSupport Holding AB(a)(c)	72,515	1,685,149
Bravida Holding AB(c)	185,872	1,571,044
Bure Equity AB	77,396	2,266,721
Camurus AB(a)	39,650	2,608,352
Castellum AB	361,282	4,108,579
Catena AB	55,468	2,687,503
Corem Property Group AB, Class B	844,167	343,302
Dios Fastigheter AB	113,578	774,039
Dometic Group AB(c)	361,243	1,765,759
Dynavox Group AB(a)	103,538	1,065,288
Electrolux AB, Class B(a)	259,029	1,671,443
Electrolux Professional AB, Class B	359,750	2,498,626
Elekta AB, Class B	437,993	2,226,236
Embracer Group AB, Class B(a)	133,575	1,392,077
Epiroc AB, Class A	599,943	12,650,366
Epiroc AB, Class B	329,992	6,158,497
EQT AB	330,118	11,408,080
Essity AB, Class B	542,638	14,904,977
Evolution AB(c)	135,021	8,996,114
Security	Shares	Value
Sweden (continued)
Fabege AB	274,808	$2,419,693
Fastighets AB Balder, Class B(a)	636,136	4,665,973
Getinge AB, Class B	219,917	5,151,713
Granges AB	125,293	1,833,393
H & M Hennes & Mauritz AB, Class B	481,808	9,099,483
Hemnet Group AB	106,409	2,322,451
Hexagon AB, Class B	1,831,235	22,322,057
Hexatronic Group AB(a)	224,919	511,895
Hexpol AB	328,107	2,983,221
HMS Networks AB(a)	30,428	1,689,018
Holmen AB, Class B	88,285	3,335,935
Hufvudstaden AB, Class A	120,797	1,605,535
Husqvarna AB, Class B	397,972	1,884,416
Industrivarden AB, Class A	117,380	4,880,664
Industrivarden AB, Class C	147,038	6,099,310
Indutrade AB	246,475	6,588,834
Instalco AB	262,202	669,012
Investment AB Latour, Class B	134,309	3,422,114
Investor AB, Class B	1,525,682	50,235,878
JM AB	63,717	907,140
Kinnevik AB, Class B(a)	246,452	2,325,921
L E Lundbergforetagen AB, Class B	51,541	2,758,623
Lifco AB, Class B	233,449	9,013,327
Lindab International AB	111,094	2,657,628
Loomis AB, Class B	89,821	3,618,478
Medicover AB, Class B	72,909	1,987,677
Mildef Group AB(b)	55,391	916,516
Millicom International Cellular SA	96,902	4,565,053
MIPS AB	31,189	1,116,744
Modern Times Group MTG AB, Class B(a)	97,866	1,315,557
Munters Group AB(c)	152,322	2,577,986
Mycronic AB	180,949	4,244,843
NCAB Group AB(a)	179,406	1,102,742
NCC AB, Class B	93,597	2,133,627
Nibe Industrier AB, Class B	1,399,383	5,445,423
Nolato AB, Class B	259,962	1,720,387
Nordea Bank Abp	2,760,641	47,225,743
Nordnet AB publ	164,802	4,758,704
Nyfosa AB	151,048	1,284,874
Pandox AB, Class B	104,436	2,082,069
Peab AB, Class B	180,542	1,461,142
Saab AB, Class B	304,162	16,736,952
Sagax AB, Class B	194,552	4,365,880
Samhallsbyggnadsbolaget i Norden AB(a)(b)	1,220,215	669,879
Sandvik AB	931,124	28,156,697
Sectra AB, Class B	146,405	4,644,282
Securitas AB, Class B	437,763	6,448,623
Sinch AB(a)(c)	570,529	2,065,977
Skandinaviska Enskilda Banken AB, Class A	1,381,486	26,371,981
Skanska AB, Class B	301,272	8,204,241
SKF AB, Class B	321,204	8,233,109
Spotify Technology SA(a)(b)	136,873	89,695,614
SSAB AB, Class B	750,271	4,645,598
Storskogen Group AB, Class B	1,286,944	1,329,743
Svenska Cellulosa AB SCA, Class B	548,084	7,300,556
Svenska Handelsbanken AB, Class A	1,283,774	16,752,388
Sweco AB, Class B	212,859	3,835,400
Swedbank AB, Class A	745,657	22,638,729
Swedish Orphan Biovitrum AB(a)	184,951	6,372,164
Tele2 AB, Class B	535,247	8,502,862
Telefonaktiebolaget LM Ericsson, Class B	2,469,018	25,050,312
Telia Co. AB	2,165,693	8,525,615

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Thule Group AB(c)	105,175	$2,694,625
Trelleborg AB, Class B	208,875	8,716,817
Troax Group AB	40,753	617,735
Truecaller AB, Class B	307,689	917,157
Vitec Software Group AB, Class B	48,187	1,681,776
Vitrolife AB	77,881	1,202,007
Volvo AB, Class B	1,374,868	37,664,574
Wallenstam AB, Class B	382,297	1,768,936
Wihlborgs Fastigheter AB	346,571	3,367,799
		838,201,484
Switzerland — 7.5%
ABB Ltd., Registered	1,397,960	103,934,854
Accelleron Industries AG	98,874	8,104,790
Adecco Group AG, Registered	140,035	3,904,508
Alcon AG	442,576	32,987,397
Allreal Holding AG, Registered	15,872	3,793,546
ALSO Holding AG, Registered	8,088	2,323,938
Amrize Ltd.(a)	469,047	24,271,262
ams-OSRAM AG(a)	101,887	1,409,859
Aryzta AG(a)	24,466	1,568,698
Avolta AG, Registered	99,670	5,254,005
Bachem Holding AG	37,174	2,697,098
Baloise Holding AG, Registered	41,613	10,334,215
Banque Cantonale Vaudoise, Registered	31,820	3,694,512
Barry Callebaut AG, Registered	3,407	4,429,236
Belimo Holding AG, Registered	9,170	9,893,916
BKW AG	20,191	4,518,896
Bossard Holding AG, Class A, Registered	4,845	1,052,839
Bucher Industries AG, Registered	5,363	2,379,696
Burckhardt Compression Holding AG	3,909	2,703,644
Bystronic AG, Registered	1,072	398,432
Cembra Money Bank AG	35,723	4,085,032
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	777	11,944,308
Chocoladefabriken Lindt & Spruengli AG, Registered	87	13,327,123
Cie Financiere Richemont SA, Class A, Registered	475,663	94,088,792
Clariant AG, Registered	235,043	2,107,419
Comet Holding AG, Registered	9,460	2,311,984
Daetwyler Holding AG, Bearer	6,518	1,201,924
DKSH Holding AG	33,797	2,356,854
dormakaba Holding AG	36,200	3,092,086
EFG International AG	59,846	1,247,962
Emmi AG, Registered	2,269	2,016,157
EMS-Chemie Holding AG, Registered	6,630	4,541,086
Flughafen Zurich AG, Registered	21,900	6,468,947
Forbo Holding AG, Registered	1,026	942,698
Galderma Group AG	134,557	24,988,850
Galenica AG(c)	40,630	4,378,761
Geberit AG, Registered	30,590	22,362,018
Georg Fischer AG	82,905	5,853,870
Givaudan SA, Registered	7,979	32,687,144
Helvetia Holding AG, Registered	33,170	8,150,822
Holcim AG	462,763	41,140,190
Huber + Suhner AG, Registered	18,365	3,363,488
Inficon Holding AG	20,704	2,483,827
Interroll Holding AG, Registered	643	1,984,237
Intershop Holding AG	9,234	1,810,064
Julius Baer Group Ltd.	194,513	13,131,284
Kardex Holding AG, Registered	8,379	3,151,685
Kuehne + Nagel International AG, Registered	42,964	8,242,497
Landis+Gyr Group AG	24,077	1,744,251
Security	Shares	Value
Switzerland (continued)
Logitech International SA, Registered	146,512	$17,613,453
Lonza Group AG, Registered	63,961	44,167,084
Medmix AG(c)	25,263	290,185
Mobilezone Holding AG, Registered	51,332	767,190
Mobimo Holding AG, Registered	9,419	3,992,544
Nestle SA, Registered	2,303,626	220,107,873
Novartis AG, Registered	1,690,876	209,265,615
OC Oerlikon Corp. AG Pfaffikon, Registered	165,345	591,272
Partners Group Holding AG	20,260	24,810,734
PSP Swiss Property AG, Registered	43,314	7,491,748
Roche Holding AG, Bearer	30,433	10,324,805
Roche Holding AG, NVS	621,502	201,317,035
Sandoz Group AG	373,937	24,932,919
Schindler Holding AG, Participation Certificates, NVS	35,269	12,562,824
Schindler Holding AG, Registered	21,851	7,386,509
Schweiter Technologies AG	562	194,123
SFS Group AG	21,838	2,961,601
SGS SA	138,915	15,665,415
Siegfried Holding AG	33,376	3,219,438
SIG Group AG	265,581	2,969,394
Sika AG, Registered	133,843	26,231,585
Softwareone Holding AG	145,768	1,497,867
Sonova Holding AG, Registered	47,722	13,017,137
Stadler Rail AG	41,113	1,008,154
Straumann Holding AG	103,437	13,002,210
Sulzer AG, Registered	23,447	3,918,578
Sunrise Communications AG, Class A	55,752	3,055,889
Swatch Group AG (The), Bearer	23,594	4,930,828
Swiss Life Holding AG, Registered	26,350	28,601,662
Swiss Prime Site AG, Registered	75,001	10,660,859
Swiss Re AG	264,615	48,319,211
Swisscom AG, Registered	23,804	17,436,970
Swissquote Group Holding SA, Registered	11,553	7,340,111
Tecan Group AG, Registered	12,097	2,209,075
Temenos AG, Registered	57,859	5,462,937
UBS Group AG, Registered	2,855,316	109,259,558
Valiant Holding AG, Registered	17,103	2,815,031
VAT Group AG(c)	25,120	10,977,863
Vontobel Holding AG, Registered	24,274	1,840,676
Ypsomed Holding AG, Registered	4,389	1,723,322
Zurich Insurance Group AG	128,744	89,537,721
		1,768,339,706
United Kingdom — 12.8%
3i Group PLC	847,302	49,033,865
4imprint Group PLC	28,308	1,239,684
Aberdeen Group PLC	1,748,794	4,664,092
Admiral Group PLC	220,885	9,510,690
Airtel Africa PLC(c)	1,147,525	4,173,176
AJ Bell PLC	432,794	3,056,017
Anglo American PLC, NVS	977,245	36,971,738
Antofagasta PLC	350,752	12,873,426
AO World PLC(a)	446,346	624,216
Ashmore Group PLC	809,592	1,998,431
Ashtead Group PLC	379,647	25,358,433
ASOS PLC(a)	104,028	347,804
Associated British Foods PLC	291,445	8,794,802
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	518,783	429,504
AstraZeneca PLC	1,382,012	227,960,847
Auto Trader Group PLC(c)	775,054	7,951,343
Aviva PLC	2,680,811	23,562,423
B&M European Value Retail SA	849,216	2,005,174

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Babcock International Group PLC	219,490	$3,505,041
BAE Systems PLC	2,648,219	65,234,820
Bakkavor Group PLC(c)	213,177	621,712
Balfour Beatty PLC	523,236	4,624,397
Baltic Classifieds Group PLC	402,924	1,561,497
Barclays PLC	12,798,160	68,644,470
Barratt Redrow PLC	1,256,321	6,216,877
Beazley PLC	515,208	6,302,946
Bellway PLC	107,333	3,704,382
Berkeley Group Holdings PLC	92,266	4,887,760
Big Yellow Group PLC	162,199	2,372,467
Bodycote PLC	186,211	1,509,338
BP PLC	13,900,444	81,440,026
Breedon Group PLC	307,348	1,391,367
British American Tobacco PLC	1,857,314	95,123,254
British Land Co. PLC (The)	707,438	3,533,269
BT Group PLC	5,567,319	13,587,447
Bunzl PLC	282,469	8,586,408
Burberry Group PLC(a)	312,811	5,091,832
Carnival PLC(a)	144,343	3,750,007
Centrica PLC	4,832,179	11,388,483
Chemring Group PLC	273,933	2,064,977
CK Hutchison Holdings Ltd.	2,310,000	15,318,699
Clarkson PLC	21,884	1,043,083
Coats Group PLC	1,776,544	1,909,158
Coca-Cola HBC AG, Class DI	187,231	8,496,177
Compass Group PLC	1,476,564	48,874,005
Computacenter PLC	87,068	3,280,968
Convatec Group PLC(c)	1,270,493	4,080,294
Cranswick PLC	56,803	3,685,078
Crest Nicholson Holdings PLC	381,734	829,941
Croda International PLC	131,432	4,989,298
Currys PLC	1,329,218	2,453,401
CVS Group PLC	89,238	1,455,758
DCC PLC	84,947	5,596,224
Derwent London PLC	100,868	2,335,644
Diageo PLC	1,939,582	44,613,770
Diploma PLC	119,684	8,829,446
Domino's Pizza Group PLC	541,358	1,384,484
Dowlais Group PLC	1,211,600	1,316,253
Dr. Martens PLC	758,138	905,333
Drax Group PLC	367,623	3,484,213
Dunelm Group PLC	147,944	2,172,878
easyJet PLC	294,763	1,876,696
Elementis PLC	812,275	1,755,790
Endeavour Mining PLC	152,460	6,170,560
Energean PLC	211,156	2,674,093
Entain PLC	548,477	5,712,771
Experian PLC	794,124	37,042,036
Fevertree Drinks PLC	98,551	1,080,148
Firstgroup PLC	883,814	2,438,239
Frasers Group PLC(a)	135,542	1,301,182
Fresnillo PLC	196,964	5,759,848
Future PLC(b)	116,128	936,385
Games Workshop Group PLC	29,186	6,111,787
Gamma Communications PLC	93,096	1,214,441
GB Group PLC	262,180	811,123
Genuit Group PLC	291,308	1,416,323
Genus PLC	64,537	2,085,643
Glencore PLC	8,962,046	42,933,262
Grafton Group PLC	208,469	2,606,818
Grainger PLC	613,809	1,512,339
Security	Shares	Value
United Kingdom (continued)
Great Portland Estates PLC	295,656	$1,294,262
Greencore Group PLC	639,475	2,003,586
Greggs PLC	91,519	1,939,772
GSK PLC	3,604,364	84,390,554
Haleon PLC	7,913,986	36,801,845
Halma PLC	327,055	15,240,245
Hammerson PLC	408,259	1,638,228
Harbour Energy PLC	568,044	1,681,405
Hays PLC	1,516,635	1,177,723
Helios Towers PLC(a)	902,917	1,775,612
Hikma Pharmaceuticals PLC	127,901	3,093,861
Hill & Smith PLC	86,899	2,458,979
Hiscox Ltd.	313,881	5,674,426
Howden Joinery Group PLC	504,401	5,728,917
HSBC Holdings PLC	15,595,887	218,333,710
Ibstock PLC(c)	712,349	1,279,686
ICG PLC	267,016	6,783,239
IG Group Holdings PLC	338,797	4,959,165
IMI PLC	245,298	7,711,917
Imperial Brands PLC	713,813	28,362,851
Inchcape PLC	336,804	3,379,777
Informa PLC	1,198,291	15,258,211
IntegraFin Holdings PLC	329,661	1,570,026
InterContinental Hotels Group PLC	140,138	16,904,448
International Workplace Group PLC	759,496	2,260,341
Intertek Group PLC	130,265	8,676,694
Investec PLC	643,193	4,843,009
IP Group PLC(a)	796,264	631,815
ITV PLC	3,362,404	3,077,796
J D Wetherspoon PLC	181,260	1,537,772
J Sainsbury PLC	1,458,579	6,545,516
JD Sports Fashion PLC	2,412,066	2,955,709
JET2 PLC	137,054	2,393,359
John Wood Group PLC(a)(e)	853,913	175,829
Johnson Matthey PLC	150,649	4,219,119
JTC PLC(c)	176,548	3,021,728
Jupiter Fund Management PLC	542,366	1,085,698
Just Group PLC	931,220	2,599,573
Kainos Group PLC	105,529	1,309,491
Kingfisher PLC	1,701,328	6,899,872
Lancashire Holdings Ltd.	331,529	2,911,228
Land Securities Group PLC	561,818	4,591,507
Legal & General Group PLC	5,171,770	16,161,352
Lion Finance Group PLC	33,638	3,541,199
Lloyds Banking Group PLC	51,778,743	60,709,926
London Stock Exchange Group PLC	415,513	51,783,836
LondonMetric Property PLC	2,065,092	5,166,456
M&G PLC	2,046,607	7,085,693
Man Group PLC/Jersey	1,301,000	3,594,416
Marks & Spencer Group PLC	1,765,290	9,225,085
Marshalls PLC	240,823	534,031
Melrose Industries PLC	1,211,600	9,981,219
Mitie Group PLC	1,457,187	3,154,776
Mondi PLC, NVS	382,632	4,277,000
MONY Group PLC	443,413	1,130,827
Morgan Sindall Group PLC	45,799	2,797,725
National Grid PLC	4,277,116	64,131,511
NatWest Group PLC, NVS	7,046,785	54,249,762
Next PLC	109,279	20,532,437
Ninety One PLC	650,021	1,975,951
NMC Health PLC, NVS(a)(e)	12,146	—
Ocado Group PLC(a)	555,059	1,598,593

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
OSB Group PLC	477,654	$3,385,594
Oxford Instruments PLC	63,544	1,576,568
Oxford Nanopore Technologies PLC(a)	604,343	1,089,895
Pagegroup PLC	411,937	1,278,636
Paragon Banking Group PLC	264,984	2,885,827
Pearson PLC	550,579	7,662,967
Penno Group PLC	520,483	3,547,155
Persimmon PLC	291,721	4,636,354
Pets at Home Group PLC	457,460	1,288,629
Phoenix Group Holdings PLC	548,730	4,861,107
Playtech PLC	267,994	927,688
Plus500 Ltd.	87,147	3,626,139
Premier Foods PLC	800,471	1,918,079
Primary Health Properties PLC	2,684,247	3,304,825
Prudential PLC	2,380,105	33,102,692
QinetiQ Group PLC	547,267	3,455,815
Quilter PLC(c)	1,506,587	3,598,191
Rathbones Group PLC	58,674	1,375,290
Reckitt Benckiser Group PLC	603,217	46,139,493
RELX PLC	1,618,095	71,513,935
Renishaw PLC	45,454	2,110,851
Rentokil Initial PLC	2,168,446	12,103,067
RHI Magnesita NV	34,844	961,514
Rightmove PLC	702,785	6,170,771
Rio Tinto PLC	1,005,572	72,491,643
Rolls-Royce Holdings PLC	7,509,838	115,567,355
Rotork PLC	677,801	3,051,361
RS Group PLC	429,047	3,140,144
Safestore Holdings PLC	215,580	2,024,933
Sage Group PLC (The)	870,999	13,165,470
Savills PLC	149,299	1,977,031
Schroders PLC	637,870	3,183,049
Segro PLC	1,049,269	9,628,473
Serco Group PLC	1,105,713	3,686,635
Severn Trent PLC	225,916	8,258,358
Shaftesbury Capital PLC	1,630,643	3,012,232
Shell PLC	5,270,359	197,582,634
Sirius Real Estate Ltd.	1,631,395	2,139,948
Smith & Nephew PLC	758,996	14,015,626
Smiths Group PLC	312,129	10,335,856
Softcat PLC	136,861	2,883,866
Spectris PLC	93,158	5,025,633
Spirax Group PLC	70,913	6,614,247
SSE PLC	936,912	23,603,423
SSP Group PLC	839,999	1,697,650
St. James's Place PLC	462,595	7,892,815
Standard Chartered PLC	1,819,114	37,341,388
Tate & Lyle PLC	335,674	1,704,162
Taylor Wimpey PLC	3,266,026	4,517,699
TBC Bank Group PLC	43,080	2,468,144
Telecom Plus PLC	80,783	1,884,287
Tesco PLC	6,035,208	36,420,496
TP ICAP Group PLC	933,998	3,221,326
Trainline PLC(a)(c)	432,085	1,426,323
Travis Perkins PLC	188,482	1,558,368
Tritax Big Box REIT PLC	1,518,467	2,997,539
Trustpilot Group PLC(a)(c)	342,136	924,926
Unilever PLC	2,199,652	131,988,630
UNITE Group PLC (The)	281,689	2,101,179
United Utilities Group PLC	576,001	9,087,270
Vesuvius PLC	261,476	1,290,190
Victrex PLC	105,965	900,664
Security	Shares	Value
United Kingdom (continued)
Vistry Group PLC(a)	329,606	$2,791,979
Vodafone Group PLC	18,273,629	22,121,560
Volution Group PLC	186,443	1,609,191
Watches of Switzerland Group PLC(a)(c)	243,846	1,258,628
Weir Group PLC (The)	220,256	8,574,102
WH Smith PLC	142,449	1,265,377
Whitbread PLC	154,591	5,885,312
Wise PLC, Class A(a)	587,502	7,470,692
Workspace Group PLC	146,198	802,812
WPP PLC	913,724	3,452,661
Yellow Cake PLC(a)(c)	260,240	2,016,110
YouGov PLC	135,653	466,012
		2,990,048,818
Total Common Stocks — 99.0% (Cost: $17,615,785,714)		23,170,203,126
Preferred Stocks
Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares, NVS	51,221	4,437,572
Dr Ing hc F Porsche AG, Preference Shares, NVS(c)	85,737	4,485,841
FUCHS SE, Preference Shares, NVS	79,664	3,566,122
Henkel AG & Co. KGaA, Preference Shares, NVS	144,102	11,674,119
Jungheinrich AG, Preference Shares, NVS	43,640	1,559,614
Porsche Automobil Holding SE, Preference Shares, NVS	122,893	4,882,965
Sartorius AG, Preference Shares, NVS	23,272	6,402,778
Volkswagen AG, Preference Shares, NVS	182,271	18,981,108
		55,990,119
Total Preferred Stocks — 0.3% (Cost: $65,706,794)		55,990,119
Rights
Norway — 0.0%
Vend Marketplaces ASA, (Expires 11/27/25, Strike Price NOK 0.5)	37,665	83,843
Spain — 0.0%
Vidrala SA, (Expires 11/26/25)(a)	18,864	89,149
Total Rights — 0.0% (Cost: $86,422)		172,992
Warrants
Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.5)(a)(e)	11,415	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.3% (Cost: $17,681,578,930)		23,226,366,237

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(f)(g)(h)	124,426,453	$124,488,666
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(f)(g)	5,940,000	5,940,000
Total Short-Term Securities — 0.5% (Cost: $130,421,094)		130,428,666
Total Investments — 99.8% (Cost: $17,812,000,024)		23,356,794,903
Other Assets Less Liabilities — 0.2%		41,667,401
Net Assets — 100.0%		$23,398,462,304

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$138,443,361	$—	$(13,967,577)(a)	$5,310	$7,572	$124,488,666	124,426,453	$529,285 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	740,000	5,200,000 (a)	—	—	—	5,940,000	5,940,000	27,302	—
				$5,310	$7,572	$130,428,666		$556,587	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	161	12/11/25	$34,784	$1,898,930
SPI 200 Index	168	12/18/25	24,436	(26,780)
Euro STOXX 50 Index	752	12/19/25	49,139	1,433,632
FTSE 100 Index	245	12/19/25	31,424	1,251,404
				$4,557,186

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Core MSCI International Developed Markets ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,265,142,144	$19,904,885,153	$175,829	$23,170,203,126
Preferred Stocks	—	55,990,119	—	55,990,119
Rights	89,149	83,843	—	172,992
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	130,428,666	—	—	130,428,666
	$3,395,659,959	$19,960,959,115	$175,829	$23,356,794,903
Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,433,632	$3,150,334	$—	$4,583,966
Liabilities
Equity Contracts	(26,780)	—	—	(26,780)
	$1,406,852	$3,150,334	$—	$4,557,186

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust